UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8104
                                    --------------------------------------------

                          Touchstone Funds Group Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      303 Broadway, Suite 1100 Cincinnati, OH                45202-4203
--------------------------------------------------------------------------------
      (Address of principal executive offices)               (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:      09/30
                            ---------
Date of reporting period:   12/31/07
                            ---------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Clover Core Fixed Income Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL                                                              MARKET
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

              U.S. GOVERNMENT MORTGAGE-BACKED
              OBLIGATIONS -- 43.0%
$    273,746  FHLMC ARM Pool #Q10089 (A),
                 4.51%, 1/1/08                                      $   270,324
     932,908  FHLMC CMO Ser 3225 Class
                 EO PO (B), .00%, 10/15/36                              735,400
     743,021  FHLMC CMO/REMIC Ser 3100
                 PO (B), .00%, 1/15/36                                  614,060
     689,090  FHLMC Gold #08168, 6.00%, 12/1/36                         699,451
     534,055  FHLMC Pool #C01844, 4.50%, 4/1/34                         505,048
     608,671  FHLMC Pool #G08062, 5.00%, 6/1/35                         594,265
      40,983  FNMA CMO/REMIC Ser 1994-17,
                 Class H, 6.00%, 2/25/09                                 41,084
     484,614  FNMA Pool #254759, 4.50%, 6/1/18                          476,823
     606,830  FNMA Pool #255111, 5.50%, 3/1/34                          606,864
      10,663  FNMA Pool #369214, 5.00%, 4/1/09                           10,645
      44,558  FNMA Pool #535301, 6.50%, 4/1/15                           46,202
     720,849  FNMA Pool #689022, 5.00%, 5/1/33                          704,416
     405,884  FNMA Pool #694431, 5.00%, 3/1/18                          406,899
     323,529  FNMA Pool #738783, 7.00%, 2/1/25                          340,923
     398,791  FNMA Pool #893590, 6.50%, 9/1/36                          409,974
     285,448  FNMA Pool #G11570, 5.00%, 4/1/19                          286,151
     679,121  GNMA CMO PAC-1(11)
                 Ser 2006-26 PO (B), .00%, 6/20/36                      553,488
     110,096  GNMA CMO/REMIC Ser 2004-59,
                 Class DA, 5.00%, 6/16/34                               109,610
       3,488  GNMA Pool #196477, 10.00%, 4/15/10                          3,810
      14,095  GNMA Pool #202886, 8.00%, 3/15/17                          15,123
       4,650  GNMA Pool #221235, 8.50%, 7/15/17                           5,037
      12,856  GNMA Pool #331786, 8.00%, 8/15/22                          13,868
      73,825  GNMA Pool #376400, 6.50%, 2/15/24                          76,688
      62,587  GNMA Pool #439478, 7.00%, 1/15/27                          66,460
     150,867  GNMA Pool #457921, 5.50%, 12/15/28                        152,257
      92,673  GNMA Pool #462622, 6.50%, 3/15/28                          96,186
      42,295  GNMA Pool #533974, 6.50%, 5/15/32                          43,851
     110,474  GNMA Pool #570400, 6.50%, 9/15/31                         114,538
      30,870  GNMA Pool #781029, 6.50%, 5/15/29                          32,039
     146,189  GNMA Pool #781096, 6.50%, 12/15/28                        151,751
      70,038  GNMA Pool #781231, 7.00%, 12/15/30                         73,231
     113,331  GNMA Pool #781276, 6.50%, 4/15/31                         117,613
      67,490  GNMA Pool #781328, 7.00%, 9/15/31                          71,589
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT
              MORTGAGE-BACKED OBLIGATIONS                           $ 8,445,668
--------------------------------------------------------------------------------
              CORPORATE BONDS -- 20.2%
              FINANCIALS -- 7.8%
     650,000  Lehman Brothers Holdings,
                 MTN(A), 8.00%, 3/5/08                                  637,000
     500,000  Morgan Stanley, MTN (A),
                 7.50%, 1/23/08                                         492,500
     450,000  SLM, MTN Ser A, 5.38%, 5/15/14                            400,083
--------------------------------------------------------------------------------
                                                                      1,529,583
--------------------------------------------------------------------------------

              UTILITIES -- 4.5%
     350,000  AES, 9.38%, 9/15/10                                       367,499
     215,000  Consolidated Natural Gas,
                 Ser C, 6.25%, 11/1/11                                  223,483
     300,000  Exelon Generation, 6.20%, 10/1/17                         298,149
--------------------------------------------------------------------------------
                                                                        889,131
--------------------------------------------------------------------------------

              INDUSTRIALS -- 3.3%
     650,000  Toyota Motor Credit, MTN (A),
                 8.00%, 3/1/08                                          648,375
--------------------------------------------------------------------------------

              ENERGY -- 2.6%
     475,000  XTO Energy, 7.50%, 4/15/12                                519,245
--------------------------------------------------------------------------------

              CONSUMER STAPLES -- 2.0%
     367,000  Conagra Foods, 7.88%, 9/15/10                             393,920
--------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS                                 $ 3,980,254
--------------------------------------------------------------------------------
              U.S. TREASURY OBLIGATIONS -- 21.3%
   1,150,000  U.S. Treasury Bond, 6.25%, 8/15/23                      1,376,856
     175,000  U.S. Treasury Bond, 4.50%, 2/15/36+                       175,889
     550,000  U.S. Treasury Note, 4.88%, 4/30/11                        579,305
     250,000  U.S. Treasury Note, 4.00%, 11/15/12                       256,738
     825,000  U.S. Treasury Note, 4.25%, 8/15/13                        855,099
     230,000  U.S. Treasury Note, 4.00%, 2/15/15                        233,252
     695,000  U.S. Treasury Note, 4.63%, 2/15/17+                       726,601
--------------------------------------------------------------------------------
              TOTAL U.S. TREASURY OBLIGATIONS                       $ 4,203,740
--------------------------------------------------------------------------------
              ASSET-BACKED SECURITIES -- 9.5%
     300,000  Countrywide Alternative Loan
                 Trust, Ser 2005-J13, Class
                 2A8, 5.50%, 11/25/35                                   264,205
     500,000  CS First Boston Mortgage
                 Securities, Ser 2005-C5,
                 Class A3 (A), 5.10%, 8/15/38                           494,737
     500,000  Merrill Lynch Mortgage
                 Investors, Ser 1998-C1,
                 Class A3 (A), 6.72%, 11/15/26                          537,313
     600,000  Wachovia Bank Commercial
                 Mortgage Trust, Ser 2003-C5,
                 Class B, 4.11%, 6/15/35                                575,591
--------------------------------------------------------------------------------
              TOTAL ASSET-BACKED SECURITIES                         $ 1,871,846
--------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY
              OBLIGATION -- 4.4%
     750,000  TVA, 5.88%, 4/1/36                                    $   861,456
--------------------------------------------------------------------------------
              MUNICIPAL BOND -- 2.0%
              VIRGINIA -- 2.0%
     400,000  State Housing Authority RB,
                 Taxable Rental, Ser C,
                 5.00%, 5/1/13                                      $   402,932
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Clover Core Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

                                                                       MARKET
    SHARES                                                             VALUE
--------------------------------------------------------------------------------

              INVESTMENT FUND -- 4.7%
     931,725  BlackRock Institutional Money
                 Market Trust, 4.78% * ^                            $   931,725
--------------------------------------------------------------------------------

              CASH EQUIVALENT -- 0.4%
      75,285  BlackRock TempFund, Institutional
                 Shares, 4.83% ^                                    $    75,285
--------------------------------------------------------------------------------
              TOTAL INVESTMENT SECURITIES -- 105.5%
              (Cost $20,672,559)                                    $20,772,906

              LIABILITIES IN EXCESS
              OF OTHER ASSETS -- (5.5%)                              (1,078,896)
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                  $19,694,010
================================================================================

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2007, was $902,490.

*     Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2007.

(A) Variable rate security - the rate reflected is the rate in effect on December 31, 2007.

(B) Zero Coupon security - The rate reported was the effective yield at the time of purchase.

ARM - Adjustable Rate Mortgage

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

PO - Principal Only Security

MTN - Medium Term Note

RB - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

TVA - Tennessee Valley Authority

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Diversified Growth Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 99.8%                                  SHARES         VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- 21.6%
ADC Telecommunications*+                                  71,013  $   1,104,252
Apple*                                                    12,838      2,542,951
Cisco Systems*                                           141,916      3,841,666
Hewlett-Packard                                           70,162      3,541,778
Intel                                                     89,126      2,376,099
International Business Machines                           19,858      2,146,650
Microsoft                                                133,286      4,744,981
Oracle*                                                  164,963      3,724,865
QUALCOMM                                                  26,777      1,053,675
--------------------------------------------------------------------------------
                                                                     25,076,917
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 20.8%
Accenture                                                 54,638      1,968,607
Best Buy                                                  53,281      2,805,245
Brinker International+                                    32,755        640,688
Dollar Tree Stores*                                       42,141      1,092,295
eBay*                                                     44,191      1,466,699
Google, Class A*                                           4,397      3,040,437
Jarden*                                                   30,158        712,030
Monster Worldwide*                                        45,052      1,459,685
NIKE, Class B                                             32,519      2,089,021
Staples+                                                  64,068      1,478,049
Starbucks*                                                58,320      1,193,810
Wal-Mart Stores                                           60,569      2,878,844
Walt Disney                                               72,727      2,347,628
Wyndham Worldwide                                         49,535      1,167,045
--------------------------------------------------------------------------------
                                                                     24,340,083
--------------------------------------------------------------------------------

HEALTH CARE -- 16.9%
Aetna                                                     44,076      2,544,507
Amgen*                                                    38,552      1,790,355
Barr Pharmaceuticals*                                     19,648      1,043,309
Biogen Idec*                                              26,791      1,524,944
Eli Lilly                                                 60,541      3,232,284
Johnson & Johnson                                         37,665      2,512,256
Patterson*                                                64,898      2,203,287
Stryker                                                   39,870      2,979,086
WellPoint*                                                21,899      1,921,199
--------------------------------------------------------------------------------
                                                                     19,751,227
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 12.0%
Applied Materials                                         95,995      1,704,871
Caterpillar                                               22,773      1,652,409
Danaher                                                   14,730      1,292,410
Goodrich+                                                 41,275      2,914,428
Novellus Systems*                                         63,458      1,749,537
Parker Hannifin                                           33,171      2,498,108
United Technologies                                       28,488      2,180,472
--------------------------------------------------------------------------------
                                                                     13,992,235
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 7.2%
Altria Group                                              30,820      2,329,376
PepsiCo                                                   55,003      4,174,727
Procter & Gamble                                          25,868      1,899,229
--------------------------------------------------------------------------------
                                                                      8,403,332
--------------------------------------------------------------------------------

ENERGY -- 7.0%
Chesapeake Energy                                         42,161      1,652,711
Global Industries*+                                       54,516      1,167,733
National-Oilwell Varco*+                                  41,750      3,066,955
Unit*                                                     21,079        974,904
Valero Energy                                             19,168      1,342,335
--------------------------------------------------------------------------------
                                                                      8,204,638
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 4.7%
American International Group                              16,873        983,696
First Marblehead+                                         28,814        440,854
Goldman Sachs Group                                        9,724      2,091,146
Host Hotels & Resorts                                     51,078        870,369
Morgan Stanley Dean Witter & Co.                          21,389      1,135,970
--------------------------------------------------------------------------------
                                                                      5,522,035
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 3.9%
Alcoa                                                     33,173      1,212,473
Celanese                                                  36,027      1,524,662
E.I. du Pont de Nemours                                   29,245      1,289,412
Freeport-McMoRan Copper & Gold, Class B                    5,658        579,606
--------------------------------------------------------------------------------
                                                                      4,606,153
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 2.0%
FedEx                                                     16,885      1,505,635
Norfolk Southern                                          16,958        855,362
--------------------------------------------------------------------------------
                                                                      2,360,997
--------------------------------------------------------------------------------

UTILITIES -- 1.9%
AES*                                                      58,439      1,250,010
Telephone & Data Systems                                  16,633        958,061
--------------------------------------------------------------------------------
                                                                      2,208,071
--------------------------------------------------------------------------------

OTHER -- 1.8%
iShares Russell 1000 Growth Index Fund                    35,285      2,149,209
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 116,614,897
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Diversified Growth Fund - (Continued)
--------------------------------------------------------------------------------

                                                                       MARKET
                                                      SHARES           VALUE
--------------------------------------------------------------------------------
INVESTMENT FUND -- 8.5%
BlackRock Institutional
    Money Market Trust, 4.78% ** ^                     9,957,591  $   9,957,591
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 0.1%
PNC Bank Money Market Fund, 3.51% ^                       63,803  $      63,803
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 108.4%
(Cost $114,913,021)                                               $ 126,636,291

LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.4%)                      (9,805,093)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 116,831,198
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2007, was $9,625,136.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2007.

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Diversified Small Cap Value Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------
                                                                      MARKET
COMMON STOCKS -- 99.7%                             SHARES             VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 29.6%
American Campus Communities                               38,325  $   1,029,026
Anworth Mortgage Asset+                                  159,325      1,316,025
Argo Group International Holdings*                        25,886      1,090,577
Aspen Insurance Holdings                                  42,265      1,218,923
Calamos Asset Management, Class A                         33,875      1,008,798
City Holding                                              36,295      1,228,223
Columbia Banking System                                   48,100      1,430,013
Delphi Financial Group, Class A                           11,665        411,541
FelCor Lodging Trust                                      38,970        607,542
First Midwest Bancorp                                     23,655        723,843
First Niagara Financial Group                             59,415        715,357
FirstMerit                                                72,890      1,458,529
Flushing Financial                                        70,015      1,123,741
Glacier Bancorp                                           33,900        635,286
Hanover Insurance Group                                   34,425      1,576,664
HCC Insurance Holdings+                                   37,125      1,064,745
Highwoods Properties                                      30,910        908,136
Home Properties+                                          24,755      1,110,262
Horace Mann Educators                                     60,555      1,146,912
IBERIABANK                                                28,875      1,349,906
Independent Bank                                          36,205        985,500
Investment Technology Group*                              23,190      1,103,612
IPC Holdings                                              34,800      1,004,676
Lexington Realty Trust+                                   64,690        940,593
LTC Properties                                            48,820      1,222,941
Nara Bancorp                                              74,050        864,164
National Penn Bancshares+                                 99,860      1,511,879
National Retail Properties                                43,880      1,025,914
Navigators Group*                                         16,465      1,070,225
Old National Bancorp                                      45,760        684,570
Pacific Capital Bancorp                                   27,025        544,013
Phoenix Companies                                         98,300      1,166,821
Potlatch                                                  22,246        988,612
Prosperity Bancshares                                     27,300        802,347
Sotheby's                                                 32,580      1,241,298
Sovran Self Storage+                                      23,465        940,947
Sterling Bancshares                                      106,877      1,192,747
Sun Communities+                                          32,000        674,240
Waddell & Reed Financial, Class A                         26,060        940,505
West Coast Bancorp                                        27,035        500,148
Zenith National Insurance                                 27,845      1,245,507
--------------------------------------------------------------------------------
                                                                     41,805,308
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 15.5%
Ampco-Pittsburgh                                          24,540        935,710
Barnes Group                                              34,470      1,150,953
Buckeye Technologies*                                     60,735        759,188
Calgon Carbon*+                                          126,560      2,011,037
Ceradyne*                                                 18,655        875,479
Chemtura                                                  96,390        751,842
Cleveland-Cliffs                                          14,105      1,421,784
Compass Minerals International                            31,280      1,282,480
EMCOR Group*                                              48,925      1,156,098
Ferro                                                     38,705        802,355
Haynes International*                                     10,415        723,843
Hecla Mining*                                             84,510        790,169
Innospec                                                  33,285        571,171
OM Group*                                                 22,325      1,284,581
Pan American Silver*                                      22,005        768,635
Quanta Services*                                          74,880      1,964,851
Royal Gold+                                               33,785      1,031,118
Stillwater Mining*                                        85,480        825,737
Superior Essex*                                           36,355        872,520
URS*                                                      36,368      1,975,872
--------------------------------------------------------------------------------
                                                                     21,955,423
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 11.8%
99 Cents Only Stores*                                     71,920        572,483
AFC Enterprises*                                          46,275        523,833
Brown Shoe                                                81,682      1,239,116
CEC Entertainment*                                        21,700        563,332
Consolidated Graphics*                                    11,665        557,820
Dollar Thrifty Automotive Group*                          24,670        584,186
Dollar Tree Stores*                                       16,610        430,531
EarthLink*                                               110,915        784,169
Elizabeth Arden*                                          31,355        638,074
Ethan Allen Interiors+                                    25,240        719,340
Harris Interactive*                                      144,760        616,678
HOT Topic*                                                87,210        507,562
JAKKS Pacific*                                            29,925        706,529
K-Swiss, Class A                                          45,465        822,917
Multimedia Games*                                         39,760        331,598
OfficeMax+                                                17,950        370,847
Pantry*+                                                  24,650        644,105
Scholastic*                                               31,435      1,096,767
School Specialty*                                         28,510        985,021
Service Corporation International                         70,730        993,757
Skechers U.S.A., Class A*                                 34,775        678,460
Steiner Leisure*                                          12,280        542,285
United Online                                             79,565        940,458
Wet Seal, Class A*                                       172,200        401,226
Zale*+                                                    30,790        494,487
--------------------------------------------------------------------------------
                                                                     16,745,581
--------------------------------------------------------------------------------

TECHNOLOGY -- 9.1%
Atmel*                                                   180,400        779,328
Black Box                                                 29,375      1,062,493
Brocade Communications Systems*                          106,990        785,307
CSG Systems International*                                31,050        457,056
Digital River*+                                           14,940        494,066
Fairchild Semiconductor International*                    59,820        863,203
j2 Global Communications*                                 27,165        575,083
Mentor Graphics*                                          34,540        372,341
Omnivision Technologies*                                  20,990        328,494
Oplink Communications*                                    59,870        919,004
Perot Systems, Class A*                                   48,755        658,193
RF Micro Devices*+                                       134,435        767,624

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Diversified Small Cap Value Fund (Continued)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 99.7% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------

TECHNOLOGY -- 9.1% (CONTINUED)
SeaChange International*                                 146,285  $   1,057,640
SPSS*                                                     23,145        831,137
Sykes Enterprises*                                        50,695        912,510
Vignette*                                                 53,260        778,129
Zoran*                                                    56,890      1,280,593
--------------------------------------------------------------------------------
                                                                     12,922,201
--------------------------------------------------------------------------------

ENERGY -- 7.7%
Alpha Natural Resources*                                  49,420      1,605,162
Cabot Oil & Gas                                           66,105      2,668,658
Forest Oil*                                               45,404      2,308,339
Foundation Coal Holdings                                  33,105      1,738,013
Petrohawk*                                                76,170      1,318,503
Whiting Petroleum*                                        22,160      1,277,746
--------------------------------------------------------------------------------
                                                                     10,916,421
--------------------------------------------------------------------------------

UTILITIES -- 7.6%
AGL Resources                                             26,855      1,010,822
Atmos Energy                                              36,800      1,031,872
Avista                                                    59,640      1,284,646
Black Hills                                               28,260      1,246,266
Cleco                                                     43,720      1,215,416
MGE Energy                                                22,200        787,434
Nicor                                                     20,455        866,269
ONEOK                                                     15,660        701,098
Southwest Gas                                             25,070        746,334
Unisource Energy                                          23,785        750,417
Westar Energy                                             43,905      1,138,896
--------------------------------------------------------------------------------
                                                                     10,779,470
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 6.2%
Bucyrus International, Class A                            23,190      2,304,854
CommScope*                                                28,775      1,416,018
CTS                                                       47,375        470,434
EnPro Industries*                                         22,425        687,326
Flowserve                                                 10,435      1,003,847
NICE Systems ADR*                                         32,085      1,101,157
Orbital Sciences*                                         56,935      1,396,046
SymmetriCom, Inc.*                                        82,635        389,211
--------------------------------------------------------------------------------
                                                                      8,768,893
--------------------------------------------------------------------------------

HEALTH CARE -- 5.6%
Albany Molecular Research*                               119,680      1,720,998
Centene*                                                  37,440      1,027,354
Haemonetics*                                              15,640        985,633
Invacare                                                  49,720      1,252,944
MedCath*                                                  25,790        633,402
PSS World Medical*                                        63,995      1,252,382
STERIS                                                    37,250      1,074,290
--------------------------------------------------------------------------------
                                                                      7,947,003
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.4%
Church & Dwight                                           21,550      1,165,209
Spartan Stores                                            38,300        875,155
TreeHouse Foods*                                          61,880      1,422,621
Universal                                                 25,545      1,308,415
--------------------------------------------------------------------------------
                                                                      4,771,400
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 3.2%
Continental Airlines, Class B*                            44,725        995,131
HUB Group, Class A*                                       31,530        838,067
Pacer International                                       31,965        466,689
Republic Airways Holdings*                                12,480        244,483
Skywest                                                   37,595      1,009,426
Tenneco*                                                  34,680        904,108
--------------------------------------------------------------------------------
                                                                      4,457,904
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 141,069,604
--------------------------------------------------------------------------------

INVESTMENT FUND -- 7.7%
BlackRock Institutional
    Money Market Trust, 4.78% ** ^                    10,851,104  $  10,851,104
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 107.4%
(Cost $149,781,766)                                               $ 151,920,708

LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.4%)                     (10,461,512)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 141,459,196
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2007, was $10,404,823.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2007.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Diversified Value Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 100.0%                                 SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 22.7%
American International Group                              94,357  $   5,501,013
Bear Stearns+                                             21,325      1,881,931
Capital One Financial                                     45,920      2,170,179
CapitalSource+                                           111,250      1,956,888
Citigroup                                                 18,571        546,730
CompuCredit*+                                             71,059        709,169
Everest Re Group                                          22,814      2,290,526
Genworth Financial                                        98,531      2,507,614
Goldman Sachs Group                                       11,060      2,378,453
Host Hotels & Resorts                                    111,198      1,894,814
JPMorgan Chase                                           191,253      8,348,192
RenaissanceRe Holdings                                    28,151      1,695,816
Wells Fargo+                                             189,329      5,715,843
--------------------------------------------------------------------------------
                                                                     37,597,168
--------------------------------------------------------------------------------

ENERGY -- 17.9%
Anadarko Petroleum                                        82,702      5,432,694
Chevron Texaco                                            62,545      5,837,325
ConocoPhillips                                            78,826      6,960,336
Exxon Mobil                                               87,020      8,152,903
Marathon Oil                                              49,903      3,037,097
--------------------------------------------------------------------------------
                                                                     29,420,355
--------------------------------------------------------------------------------

UTILITIES -- 15.4%
American Electric Power                                   83,338      3,880,217
NSTAR                                                    137,632      4,985,031
SCANA                                                     87,746      3,698,494
Telephone & Data Systems                                  46,228      2,662,733
Verizon Communications                                   231,669     10,121,619
--------------------------------------------------------------------------------
                                                                     25,348,094
--------------------------------------------------------------------------------

HEALTH CARE -- 10.7%
Aetna                                                     60,151      3,472,517
Amgen*                                                    26,063      1,210,366
Eli Lilly                                                 37,890      2,022,947
Johnson & Johnson                                         74,809      4,989,760
Pfizer                                                   259,686      5,902,663
--------------------------------------------------------------------------------
                                                                     17,598,253
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.5%
Citadel Broadcasting                                           1              2
Dollar Tree Stores*                                       37,625        975,240
News, Class A                                             93,574      1,917,331
Wal-Mart Stores                                           85,468      4,062,294
Walt Disney                                              216,260      6,980,873
--------------------------------------------------------------------------------
                                                                     13,935,740
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 7.5%
Altria Group                                              80,805      6,107,242
J.M. Smucker                                              53,122      2,732,596
Procter & Gamble                                          48,081      3,530,107
--------------------------------------------------------------------------------
                                                                     12,369,945
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 6.1%
Alliant Techsystems*                                      16,650      1,894,104
Dover                                                     48,874      2,252,603
Illinois Tool Works+                                      42,467      2,273,683
Novellus Systems*                                         37,184      1,025,163
Parker Hannifin                                           35,436      2,668,685
--------------------------------------------------------------------------------
                                                                     10,114,238
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 4.6%
Alcoa                                                     88,287      3,226,889
Dow Chemical                                              44,156      1,740,630
International Paper                                       35,913      1,162,863
Nucor                                                     23,436      1,387,880
--------------------------------------------------------------------------------
                                                                      7,518,262
--------------------------------------------------------------------------------

TECHNOLOGY -- 4.4%
Computer Sciences*                                        25,280      1,250,602
Hewlett-Packard                                           91,562      4,622,050
PerkinElmer                                               53,617      1,395,114
--------------------------------------------------------------------------------
                                                                      7,267,766
--------------------------------------------------------------------------------

OTHER -- 1.2%
iShares Russell 1000 Value Index Fund                     24,594      1,976,128
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 1.0%
Norfolk Southern                                          33,163      1,672,742
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 164,818,691
--------------------------------------------------------------------------------

INVESTMENT FUND -- 7.8%
BlackRock Institutional
    Money Market Trust, 4.78% ** ^                    12,861,691  $  12,861,691
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 0.4%
PNC Bank Money Market Fund, 3.51% ^                      590,107  $     590,107
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 108.2%
(Cost $159,127,067)                                               $ 178,270,489

LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.2%)                     (13,512,101)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 164,758,388
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2007, was $12,519,923.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2007.

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Family Heritage(R) Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.9%                                  SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 19.7%
Berkshire Hathaway, Class B*                                 315  $   1,491,840
Capital One Financial                                     28,560      1,349,746
CapitalSource+                                            72,459      1,274,554
Commerce Bancshares                                       42,501      1,906,595
CompuCredit*+                                             49,938        498,381
Federated Investors, Class B+                             53,781      2,213,625
Fiserv*                                                   21,629      1,200,193
Flagstar Bancorp+                                         81,889        570,766
Paychex                                                   33,183      1,201,888
Philadelphia Consolidated Holding*                        15,472        608,823
TCF Financial                                             94,949      1,702,436
W. R. Berkley                                             41,839      1,247,221
--------------------------------------------------------------------------------
                                                                     15,266,068

CONSUMER DISCRETIONARY -- 15.4%
Aaron Rents                                               28,095        540,548
Best Buy                                                  33,250      1,750,612
Carnival                                                  20,635        918,051
Central European Distribution*                            24,336      1,413,435
eBay*                                                     31,252      1,037,254
Lifetime Brands+                                          39,229        509,192
Marriott International, Class A                           24,089        823,362
NIKE, Class B                                             17,994      1,155,935
Viacom, Class B*                                          26,655      1,170,688
Wal-Mart Stores                                           54,976      2,613,008
--------------------------------------------------------------------------------
                                                                     11,932,085

TECHNOLOGY -- 14.9%
Amkor Technology*                                         73,623        628,004
Dell*                                                     57,619      1,412,242
General Dynamics                                          20,883      1,858,378
Microsoft                                                 93,951      3,344,655
Oracle*                                                   94,648      2,137,152
QUALCOMM                                                  25,205        991,817
Vishay Intertechnology*                                   98,586      1,124,866
--------------------------------------------------------------------------------
                                                                     11,497,114

HEALTH CARE -- 12.5%
Cephalon*                                                 20,538      1,473,807
Eli Lilly                                                 65,013      3,471,045
ICU Medical*+                                             18,645        671,406
Stryker                                                   42,871      3,203,321
Universal Health Services, Class B                        16,901        865,331
--------------------------------------------------------------------------------
                                                                      9,684,910

ENERGY -- 12.3%
Apache                                                    14,523      1,561,803
CARBO Ceramics+                                           13,319        495,467
Chesapeake Energy                                         32,359      1,268,473
Devon Energy                                              15,660      1,392,331
Global Industries*+                                       31,382        672,202
Hess Corporation                                          27,898      2,813,793
Murphy Oil                                                15,999      1,357,355
--------------------------------------------------------------------------------
                                                                      9,561,424

UTILITIES -- 8.1%
AES*                                                     126,750      2,711,183
Comcast, Class A*                                         64,111      1,170,667
Telephone & Data Systems                                  40,877      2,354,515
--------------------------------------------------------------------------------
                                                                      6,236,365

PRODUCER DURABLES -- 6.1%
Danaher+                                                  34,331      3,012,202
Illinois Tool Works+                                      31,949      1,710,549
--------------------------------------------------------------------------------
                                                                      4,722,751

CONSUMER STAPLES -- 4.2%
Hansen Natural*                                           12,768        565,495
J & J Snack Foods                                         17,380        543,646
Wm. Wrigley Jr.                                           37,199      2,178,002
--------------------------------------------------------------------------------
                                                                      3,287,143

MATERIALS AND PROCESSING -- 4.1%
E.I. du Pont de Nemours                                   44,972      1,982,816
Worthington Industries                                    65,508      1,171,283
--------------------------------------------------------------------------------
                                                                      3,154,099

OTHER -- 1.8%
iShares Russell 1000 Index Fund                           17,500      1,396,850
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 0.8%
Werner Enterprises                                        38,391        653,799
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  77,392,608
--------------------------------------------------------------------------------

INVESTMENT FUND -- 14.9%
BlackRock Institutional
Money Market Trust, 4.78% ** ^                        11,540,048  $  11,540,048
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 0.2%
PNC Bank Money Market Fund, 3.51% ^                      126,408  $     126,408
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 115.0%
(Cost $75,306,211)                                                $  89,059,064

LIABILITIES IN EXCESS OF OTHER ASSETS -- (15.0%)                    (11,637,874)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  77,421,190
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2007, was $11,087,326.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2007.

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Healthcare and Biotechnology Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 97.2%                                  SHARES        VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 92.5%
Abbott Laboratories                                       22,030   $  1,236,985
Aetna                                                     28,430      1,641,264
Alexion Pharmaceuticals*                                  17,460      1,310,024
Allergan                                                  34,920      2,243,261
AMERIGROUP*                                               36,130      1,316,939
Baxter International                                      49,800      2,890,889
Beckman Coulter                                            6,820        496,496
BioMarin Pharmaceutical*                                  39,660      1,403,964
Bristol-Myers Squibb+                                     48,650      1,290,198
Charles River Laboratories International*                 30,880      2,031,904
CSL                                                       22,130        705,274
DENTSPLY International                                    46,360      2,087,127
Express Scripts*                                          22,500      1,642,500
Genoptix*+                                                25,180        773,026
Genzyme*                                                  36,270      2,699,939
Gilead Sciences*                                          84,630      3,893,825
Henry Schein*                                             27,202      1,670,203
Hologic*+                                                 15,150      1,039,896
ICON Plc ADR*                                             16,840      1,041,722
Immucor*                                                  36,410      1,237,576
InterMune*+                                               24,050        320,587
Intuitive Surgical*                                        1,330        431,585
Inverness Medical Innovations*                            19,780      1,111,240
Johnson & Johnson                                         33,210      2,215,107
Kendle International*                                     11,490        562,091
KV Pharmaceutical, Class A*                               23,550        672,117
Medco Health Solutions*                                   13,930      1,412,502
Merck & Co.                                               59,190      3,439,530
MGI Pharma*                                               21,830        884,770
Onyx Pharmaceuticals*                                     15,270        849,317
PDL BioPharma*                                            67,960      1,190,659
Perrigo                                                   12,980        454,430
Progenics Pharmaceuticals*                                16,910        305,564
Questcor Pharmaceuticals*                                 49,730        286,942
Respironics*                                              11,640        762,187
Rigel Pharmaceuticals*                                    11,000        279,290
Schering-Plough                                           68,920      1,836,029
Seattle Genetics*                                         31,930        364,002
Shire ADR                                                 24,768      1,707,754
Thermo Fisher Scientific*                                 56,710      3,271,032
United Therapeutics*+                                      8,930        872,015
Universal Health Services, Class B                         9,050        463,360
Xenoport*                                                 12,310        687,883
Zimmer Holdings*                                           9,920        656,208
--------------------------------------------------------------------------------
                                                                     57,689,213
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 3.9%
Bayer AG ADR                                              26,890      2,432,201
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 0.8%
Waters*                                                    6,070        479,955
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 60,601,369
--------------------------------------------------------------------------------

INVESTMENT FUND -- 7.1%
BlackRock Institutional
  Money Market Trust, 4.78% ** ^                       4,447,264   $  4,447,264
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 2.5%
BlackRock TempFund,
  Institutional Shares, 4.83% ^                        1,574,596   $  1,574,596
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 106.8%
(Cost $55,365,513)                                                 $ 66,623,229

LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.8%)                      (4,229,336)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 62,393,893
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2007, was $4,247,275.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2007.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
International Equity Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
FOREIGN COMMON STOCKS -- 100.5%                         SHARES        VALUE
--------------------------------------------------------------------------------

AUSTRALIA -- 4.8%
Bhp Billiton Ltd.                                         33,500  $   1,178,623
Bluescope Steel Ltd.*                                     24,700        208,918
Coca-Cola Amatil Ltd.*                                     1,700         14,126
Dominion Mining Ltd.*                                     16,100         78,602
Felix Resources Ltd.                                       1,400          9,878
Fortescue Metals Group Ltd.*                              57,000        374,704
Incitec Pivot Ltd.                                           809         83,034
Jubilee Mines NL*                                          6,200        123,250
Leighton Holdings Ltd*                                     4,500        241,388
Macmahon Holdings Ltd.*                                   84,200        123,248
Mincor Resources*                                         12,500         46,126
National Australia Bank Ltd.                              22,300        738,642
OneSteel Ltd.                                             18,041         97,247
Orica Ltd.                                                10,200        283,855
Origin Energy Ltd.*                                       27,900        216,421
Portman Ltd.*                                              3,300         30,371
Rio Tinto Ltd.                                             5,300        622,259
Sally Malay Mining*                                       32,100        150,526
Santos Ltd.*                                              18,500        228,960
Seven Network                                              8,300         93,338
Toll Holdings Ltd.*                                       18,600        186,668
Woolworths Ltd.*                                          20,800        619,679
WorleyParsons Ltd.*                                        2,000         91,156
Zinifex Ltd.                                               3,151         34,247
--------------------------------------------------------------------------------
                                                                      5,875,266
--------------------------------------------------------------------------------

AUSTRIA -- 1.5%
IMMOEAST AG*                                              30,902        332,503
Immofinanz AG                                             18,613        188,861
Meinl European Land Ltd.*                                  1,746         24,038
Omv AG*                                                    8,800        712,017
Voestalpine AG*                                            8,000        577,560
--------------------------------------------------------------------------------
                                                                      1,834,979
--------------------------------------------------------------------------------

BELGIUM -- 1.5%
Delhaize Group*                                            6,387        561,351
Immobiliere De Belgique*                                     172         10,848
Recticel S.A.*                                             1,651         24,104
Solvay S.A.                                                3,771        526,877
UCB S.A.*                                                  6,600        298,901
Umicore*                                                   1,800        446,748
--------------------------------------------------------------------------------
                                                                      1,868,829
--------------------------------------------------------------------------------

CANADA -- 7.7%
Addax Petroleum                                            8,410        363,500
Agrium, Inc.                                               4,230        305,086
Atco Ltd, Class I                                          4,200        233,352
Bank of Nova Scotia                                       14,800        748,861
Barrick Gold                                              15,800        664,308
Bombardier, Inc., Class B*                                 2,000         11,996
Canadian Natural Resources                                10,048        733,906
Cogeco Cable, Inc.                                         2,500        120,283
Dundee Corp, Class A*                                      5,400        102,544
Empire Co., Ltd, Class A                                   2,040         87,866
FirstService*                                              2,040         62,676
George Weston Ltd.                                         6,040        329,140
Gerdau Ameristeel                                          5,900         84,430
Groupe CGI*                                               13,600        158,623
IAMGOLD Corp.                                              2,800         22,796
Industrial Alliance Insurance
  and Financial Services                                   4,600        197,110
Inmet Mining                                               2,300        186,440
Kinross Gold*                                              4,690         86,371
Laurentian Bank of Canada                                  1,792         59,962
Linamar                                                    5,320        109,163
Lundin Mining Corp.*                                      17,125        164,408
Major Drilling Group International, Inc.*                  1,600        100,795
Maple Leaf Foods, Inc.                                       690         10,311
Martinrea International*                                   4,800         59,028
Methanex Corp.                                             2,300         63,790
Nexen                                                     10,020        323,681
Northbridge Financial Corp.                                3,200        118,796
NOVA Chemicals Corp.                                         900         29,227
Open Text Corp.*                                           4,200        132,632
Petro-Canada                                              11,300        605,540
Potash Corp. of Saskatchewan                               1,300        187,720
Power Corp. of Canada*                                    12,700        512,882
Power Financial Corp.                                     11,500        471,828
Provident Energy Trust                                     3,600         36,156
Quebecor, Inc.                                             3,900        140,309
Research in Motion Ltd.*                                   4,700        532,386
Rogers Communications, Inc., Class B                       6,400        289,762
Rothmans, Inc.                                             4,900        124,756
Sherritt International Corp.                              11,150        149,123
Teck Cominco Ltd., Class B                                11,906        424,504
Tesco Corp.*                                                 640         18,465
TransAlta Corp.                                            7,700        258,423
--------------------------------------------------------------------------------
                                                                      9,422,935
--------------------------------------------------------------------------------

CHINA -- 1.1%
BOC Hong Kong Holdings Ltd.*                             111,000        311,058
China Mobile Ltd.*                                         2,000         35,372
China Petroleum & Chemical
  Corp. (Sinopec)*                                        16,000         24,173
China Unicom Ltd.*                                        16,000         36,732
Digital China Holdings Ltd.*                              25,000         18,212
Guangdong Investment Ltd.                                 94,000         53,648
Industrial & Commercial Bank
  of China (Asia) Ltd.*                                   61,000        164,292
PetroChina Co., Ltd., Class H*                           198,000        352,978
Shanghai Industrial Holdings*                             36,000        156,981
Sinotrans Ltd.*                                          234,000        103,238
TPV Technology Ltd.                                       66,000         47,910
Weiqiao Textile Co., Ltd., Class H*                       39,000         55,821
--------------------------------------------------------------------------------
                                                                      1,360,415
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
International Equity Fund (Continued)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 100.5%                                       MARKET
(CONTINUED)                                             SHARES        VALUE
--------------------------------------------------------------------------------

DENMARK -- 1.0%
A P Moeller - Maersk A/S*                                     83  $     879,054
Carlsberg A/S*                                             3,000        362,366
--------------------------------------------------------------------------------
                                                                      1,241,420
--------------------------------------------------------------------------------

FINLAND -- 0.3%
Nokia Oyj                                                  9,200        356,207
--------------------------------------------------------------------------------

FRANCE -- 9.6%
Air France-KLM*                                           10,971        385,214
Arkema*                                                    3,984        261,393
Atos Origin S.A.*                                          1,385         71,479
BNP Paribas S.A.*                                          1,800        195,045
Cap Gemini S.A.*                                           8,100        508,504
Christian Dior S.A.                                        2,900        380,626
Ciments Francais S.A.*                                     1,200        206,222
CNP Assurances S.A.*                                       3,692        479,672
Compagnie de Saint-Gobain*                                 9,600        903,867
Compagnie Generale des
  Etablissements Michelin, Class B*                        7,301        836,745
Credit Agricole S.A.                                      21,923        738,395
Financiere de l' Odet                                         23         10,040
France Telecom*                                           43,558      1,565,660
Groupe Steria SCA*                                        13,500        491,948
Haulotte Group                                             8,241        246,406
Natixis*                                                  22,462        430,908
Nexans*                                                    2,586        322,802
Peugeot S.A.*                                              8,600        651,011
Sanofi-Aventis*                                           20,200      1,857,357
Thales S.A.*                                               2,727        162,238
Thomson*                                                   6,000         85,233
Total S.A.                                                 9,000        746,726
Valeo*                                                     7,200        296,430
--------------------------------------------------------------------------------
                                                                     11,833,921
--------------------------------------------------------------------------------

GERMANY -- 7.5%
Allianz SE*                                                4,208        909,732
BASF AG*                                                   1,392        205,787
DaimlerChrysler AG                                        20,600      1,991,277
Draegerwerk AG*                                              102          7,416
Duerr AG*                                                  4,788        184,404
E.ON AG*                                                  10,952      2,328,228
Fresenius AG*                                              7,500        620,520
Infineon Technologies AG*                                 41,429        491,136
KSB AG*                                                      228        150,291
Lanxess                                                    2,474        119,014
MTU Aero Engines Holding AG*                                 679         38,810
MVV Energie AG*                                              678         30,973
Rheinmetall AG*                                              369         29,533
RWE AG*                                                    5,993        843,894
Salzgitter AG*                                                69         10,200
Siemens AG                                                 2,100        332,407
Sto AG*                                                      605         48,580
ThyssenKrupp AG                                           15,600        873,664
--------------------------------------------------------------------------------
                                                                      9,215,866
--------------------------------------------------------------------------------

GREECE -- 0.4%
Public Power Corp., S.A. (PPC)*                           10,000        525,586
--------------------------------------------------------------------------------

HONG KONG -- 2.0%
Allied Properties (HK), Ltd.*                            242,000         89,387
Asia Financial Holdings Ltd.                              12,000          6,541
Chevalier International Holdings Ltd.                     32,000         32,833
China Oriental Group Co., Ltd.*                          199,000        162,577
Chow Sang Sang Holdings
  International Ltd.*                                     36,000         62,146
CLP Holdings Ltd.                                         50,500        344,889
Emperor International Holdings Ltd.                       92,000         40,707
Esprit Holdings Ltd.                                       2,500         37,193
Great Eagle Holdings Ltd.                                  4,000         14,954
Guoco Group Ltd.                                          12,000        160,675
Hang Seng Bank Ltd.                                        7,500        154,769
Hongkong Electric Holdings Ltd.*                          29,000        166,812
Hopewell Holdings Ltd.*                                   40,000        184,684
Jardine Matheson Holdings Ltd.*                            6,800        188,360
Jardine Strategic*                                         3,000         47,100
New World Development Ltd.                                18,000         63,831
Pacific Century Premium
  Developments Ltd.*                                     151,000         49,771
SEA Holdings Ltd.                                         14,000         11,402
Sinolink Worldwide Holdings Ltd.*                        324,000         72,304
SRE Group Ltd.*                                          196,000         49,772
Tai Cheung Holdings                                       63,000         55,428
Transport International Holdings Ltd.                     20,400         96,282
Truly International Holdings                              18,000         41,323
Usi Holdings Ltd.                                         38,000         28,267
Wheelock & Co., Ltd.                                      26,000         80,030
Wheelock Properties Ltd.                                 105,000        116,486
Wing On Co. International Ltd.                            23,100         42,425
--------------------------------------------------------------------------------
                                                                      2,400,948
--------------------------------------------------------------------------------

INDIA -- 0.0%
Reliance Energy Ltd. GDR, 144a*                              380         37,734
--------------------------------------------------------------------------------

IRELAND -- 0.0%
Vislink PLC*                                               6,265          5,579
--------------------------------------------------------------------------------

ITALY -- 5.1%
Acegas-APS S.p.A.*                                        11,442        111,421
C.I.R. - Compagnie Industriali Riunite*                   77,500        287,676
Cementir S.p.A.*                                           1,966         17,351
Danieli S.p.A.                                             5,852        183,177
Enel S.p.A.                                               36,000        427,564
Engineering Ingegneria Informatica S.p.A.*                 3,869        155,336
Eni S.p.A.                                                28,200      1,031,332
Fiat S.p.A.*                                              32,900        850,179
IFIL - Investments S.p.A.                                  4,022         37,874
Intek S.p.A.*                                            116,440        116,958
Intesa Sanpaolo*                                          73,555        580,966
Iride S.p.A.*                                             36,272        135,169

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
International Equity Fund (Continued)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 100.5%                                       MARKET
(CONTINUED)                                             SHARES        VALUE
--------------------------------------------------------------------------------

ITALY -- 5.1% (CONTINUED)
Italcementi S.p.A.*                                       14,000  $     299,029
KME Group*                                               149,529        325,276
Premafin Finanziaria S.p.A.*                               6,928         19,723
Reply S.p.A.*                                                766         24,245
Safilo Group S.p.A.*                                      19,109         63,748
Telecom Italia S.p.A.*                                   403,210      1,250,926
UniCredito Italiano S.p.A.*                               40,000        331,703
--------------------------------------------------------------------------------
                                                                      6,249,653
--------------------------------------------------------------------------------

JAPAN -- 18.0%
Adeka                                                      4,300         44,144
Aichi Bank                                                   700         59,864
AICHI Corp.                                                  800          7,789
Aichi Machine Industry Co., Ltd.                           7,000         14,008
Aida Engineering Ltd.                                      5,000         27,550
Aioi Insurance Co., Ltd.                                  28,000        132,669
Aiphone Co., Ltd.                                          1,200         18,554
Aizawa Securities Co., Ltd.*                                 600          4,065
Akita Bank Ltd.                                            2,000          9,189
Amada                                                     14,000        123,372
AOKI Holdings                                              2,400         42,342
Aoyama Trading                                             2,900         75,730
Arakawa Chemical Industrial Ltd.                           1,200         12,513
Asahi Breweries Ltd.                                      15,400        261,469
Asahi Diamond Industrial Co., Ltd.                         4,000         28,968
Asahi Glass Co., Ltd.                                     23,000        309,391
Asahi Kasei Corp.                                         26,000        173,590
ASKA Pharmaceutical Co., Ltd.                              1,000          8,346
Autobacs Seven Co., Ltd.                                     400          8,130
Bank of Nagoya, Ltd.                                       9,000         55,243
Belluna                                                    2,700         18,947
Bridgestone Corp.                                         14,600        260,464
Canon                                                      1,650         76,996
Casio Computer Co., Ltd.                                   9,600        111,907
Cawachi Ltd.                                               1,700         43,936
Central Glass Co., Ltd.                                   14,000         53,269
Chubu Electric Power Co., Inc.                             2,600         68,013
Chubu Steel Plate Co., Ltd.                                1,700         16,095
Chubu-Nippon Broadcasting Co., Ltd.                          200          1,955
Coca-Cola Central Japan Co., Ltd.                              6         46,090
Commuture Corp.                                            3,000         14,968
Corona                                                     1,900         24,382
Cosmo Oil                                                 29,000        109,301
Daikoku Denki Co., Ltd.                                      900          9,013
Dainippon Ink & Chemicals                                 33,000        165,837
Dainippon Sumitomo Pharma Co., Ltd.                       15,000        110,109
Daishi Bank Ltd.                                          13,000         53,197
Daishinku Corp.                                            2,000         10,840
Daisyo Corp.                                               1,500         20,258
DyDo Drinco                                                  200          7,466
Eighteenth Bank Ltd.                                      11,000         38,596
Eizo Nanao                                                   100          2,584
Espec Corp.                                                1,200          8,884
Fields                                                        19         24,552
Fuji Electric Holdings Co., Ltd.*                         27,000         94,737
Fuji Fire and Marine Insurance Co., Ltd.                  18,000         48,620
Fuji Heavy Industries Ltd.                                33,000        154,583
Fuji Machine Mfg Co., Ltd.                                 2,800         60,807
Fuji Television Network                                        1          1,660
Fujifilm Holdings                                         12,300        522,089
Fujikura Ltd.                                             12,000         61,166
Fujishoji Co., Ltd.                                            1            802
Fujitsu Business Systems Ltd.                              1,800         21,144
FUJITSU FRONTECH Ltd.                                        100            808
Fujitsu Ltd.                                              49,000        331,108
Fukuda Denshi Co., Ltd.                                      600         17,176
Futaba                                                     3,100         60,089
Hakuhodo DY Holdings, Inc.                                 1,360         75,667
Hakuto Co., Ltd.                                           1,100         15,024
Hankyu Hanshin Holdings, Inc.                             41,000        177,709
Heiwa                                                      5,000         44,331
Higashi Nippon Bank Ltd.                                   1,000          3,464
Hitachi Cable Ltd.                                        14,000         83,421
Hitachi Ltd.*                                             83,000        620,442
Hitachi Maxell Ltd.                                        4,600         56,017
Hokkaido Electric Power                                    7,500        162,875
Hokuetsu Bank Ltd.                                         3,000          6,865
Honda Motor Co., Ltd.                                     27,300        918,698
H-ONE Co., Ltd.                                              100            933
Hyakugo Bank Ltd.                                         13,000         72,329
Idemitsu Kosan Co., Ltd.                                   1,400        148,876
Inabata & Co., Ltd.                                        4,300         22,149
Inpex Holdings                                                 3         32,575
Ishikawajima-Harima Heavy Industries                      45,000         94,091
Itochu                                                    28,000        274,384
Itoham Foods                                               8,000         34,890
Jalux                                                        100          1,719
Japan Airlines                                            18,000         41,190
Japan Digital Laboratory Co., Ltd.                         1,200         15,216
Japan Petroleum Exploration Co., Ltd.                        700         51,321
Kaken Pharmaceutical Co., Ltd.                             8,000         56,284
Kamei                                                      3,000         14,026
Kaneka                                                    11,000         91,408
Kansai Electric Power Co.                                  6,700        156,625
Kawasaki Heavy Industries Ltd.                            58,000        172,280
Kinden Corp.                                              11,000         86,669
Kirin Brewery Co., Ltd.                                   22,000        323,974
Kita Nippon Bank Ltd.                                        600         21,968
Kitagawa Industries Co.                                      700         10,993
Kobe Steel Ltd.*                                          76,000        248,252
Komori                                                     4,000         89,379
Konaka Co., Ltd.                                              70            688
Kurabo Industries Ltd.                                    18,000         40,544
Kyorin Co., Ltd.                                           4,000         43,792
Maeda Road Construction Co., Ltd.                          7,000         56,284
Maezawa Kasei Industries Co., Ltd.                         1,100         13,109
Marubeni                                                  19,000        135,209

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
International Equity Fund (Continued)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 100.5%                                       MARKET
(CONTINUED)                                             SHARES        VALUE
--------------------------------------------------------------------------------

JAPAN -- 18.0% (CONTINUED)
Matsushita Electric Industrial Co., Ltd.                  32,000  $     664,782
Matsuya Foods Co., Ltd.                                      800          9,972
Max Co., Ltd.                                              3,000         34,594
Meiko Trans Co., Ltd.                                      1,000         12,384
Mercian                                                    3,000          5,788
Mie Bank Ltd.                                              3,000         15,291
Mikuni Coca-Cola Bottling Co., Ltd.                        3,600         39,025
Millea Holdings, Inc.                                      6,000        202,988
Ministop Co., Ltd.                                           600         10,742
Mitsubishi                                                25,900        711,213
Mitsubishi Heavy Industries Ltd.                          85,000        366,896
Mitsubishi UFJ Financial Group                            57,600        541,187
Mitsui & Co., Ltd.                                        12,000        254,678
Mitsui Chemicals, Inc.                                    21,000        138,323
Mitsui High-tec                                            1,100         11,145
Mitsui Mining & Smelting Co., Ltd.                        29,000        116,588
Mizuho Financial Group                                        51        244,394
Morinaga Milk Industry Co., Ltd.                           4,000         11,738
NAFCO Co., Ltd.                                              100          1,880
NEC Corp.                                                 54,000        249,563
NEC Fielding Ltd.                                          1,700         20,397
NEC Networks & System Integration                          2,900         36,850
NICHICON Corp.                                             3,300         33,612
Nihon Yamamura Glass Co., Ltd.                             1,000          2,154
Nintendo Co., Ltd.                                           600        360,210
Nippo                                                      6,000         43,613
Nippon Flour Mills Co., Ltd.                               1,000          3,850
Nippon Koei Co., Ltd.                                      1,000          2,531
Nippon Light Metal Co., Ltd.                               5,000          8,750
Nippon Mining Holdings                                    33,500        215,247
Nippon Oil Corp.                                          38,000        309,974
Nippon Steel Corp.*                                      115,000        714,138
Nippon Telegraph & Telephone
  Corp. (NTT)                                                115        576,883
Nippon Television Network                                    140         18,833
Nippon Yusen Kabushiki Kaisha                             35,000        278,907
Nishimatsu Construction Co., Ltd.                          8,000         22,399
Nissay Dowa General Insurance Co., Ltd.                   16,000         78,108
Nisshin Oillio Group, Ltd.                                 6,000         22,614
Nisshin Steel Co., Ltd.*                                  43,000        151,649
Nitto Kogyo                                                2,500         27,213
NTT DoCoMo, Inc.                                             389        649,293
Ohmoto Gumi Co., Ltd.                                      3,000         17,714
Oiles                                                      1,600         29,937
Oita Bank Ltd.                                             1,000          6,309
OMRON Corp.*                                               7,500        179,365
Ono Pharmaceutical Co., Ltd.                               3,100        145,215
Onward Kashiyama Co., Ltd.                                10,000        102,840
Osaka Steel Co., Ltd.                                      1,800         25,134
PLENUS Co., Ltd.                                             600          8,421
Riso Kagaku Corp.                                          1,100         19,663
Roland                                                       200          5,779
Royal Holdings Co., Ltd.                                   2,400         25,091
Sanden Corp.                                               8,000         41,351
Sankyo Co., Ltd.                                           3,300        153,695
Sanwa Shutter                                              2,000          9,889
Sazaby League Ltd.                                         1,100         21,766
Sega Sammy Holdings, Inc.                                  9,300        116,255
Seikagaku Corp.                                              500          5,295
Seiko Epson Corp.                                          6,800        147,979
Seino Holdings Co., Ltd.                                   7,000         47,741
Sekisui House Ltd.                                        12,000        130,085
SHiDAX Corp.                                                  23         14,489
Shikoku Chemicals Corp.                                    4,000         16,548
Shimizu Bank Ltd.                                            100          4,514
Shin-Kobe Electric Machinery Co., Ltd.                     3,000         11,765
ShinMaywa Industries Ltd.                                  8,000         30,511
Shinsei Bank Ltd.                                         53,000        194,050
Showa Corp.                                                3,700         34,399
Sintokogio Ltd.                                            3,500         36,685
Sojitz Corp.                                              43,700        158,824
Sompo Japan Insurance Inc.                                28,000        254,032
Sumitomo Chemical Co., Ltd.                               34,000        304,195
Sumitomo Corp.                                            23,200        330,402
Sumitomo Electric Industries Ltd.                             70          1,116
Sumitomo Metal Mining Co., Ltd.                           10,000        171,400
Sumitomo Mitsui Financial Group, Inc.                         48        360,533
Sumitomo Pipe & Tube Co., Ltd.                             2,000         14,071
Sumitomo Precision Products Co., Ltd.                      2,000          6,587
T&D Holdings, Inc.                                         4,900        253,717
Taisho Pharmaceutical Co., Ltd.                            4,000         77,175
Takagi Securities Co., Ltd.                                4,000         10,194
Tanabe Seiyaku                                             9,000         85,530
Techno Associe Co., Ltd.                                   1,000         11,792
Teijin Ltd.                                               38,000        163,342
Teikoku Tsushin Kogyo Co., Ltd.                            3,000         10,957
Toagosei Co., Ltd.                                        15,000         47,920
Tochigi Bank Ltd.                                          2,000         11,379
TOKEN Corp.                                                   60          2,450
Tokyo Electric Power                                       6,700        173,760
Tokyo Energy & Systems, Inc.                               3,000         17,741
Tokyo Style Co., Ltd.                                      7,000         70,920
Toppan Printing Co., Ltd.                                 19,000        187,383
Topre Corp.                                                2,700         27,961
Topy Industries Ltd.                                      12,000         32,844
Torii Pharmaceutical Co., Ltd.                             2,000         33,311
Toshiba Corp.*                                            41,000        307,955
Toshiba TEC Corp.                                         15,000        101,629
Tosoh Corp.                                               20,000         86,328
Toyo Ink Mfg. Co., Ltd.                                   16,000         54,705
Toyo Kohan Co., Ltd.                                       4,000         18,522
Toyo Suisan Kaisha, Ltd.                                   1,000         18,217
Toyota Motor Corp.*                                       16,700        905,173
Trusco Nakayama Corp.                                      2,200         32,299
Tsurumi Mfg. Co., Ltd.                                     3,000         25,118
Unipres Corp.                                              2,900         27,091
VITAL-NET, Inc.                                              400          2,355

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
International Equity Fund (Continued)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 100.5%                                       MARKET
(CONTINUED)                                             SHARES        VALUE
--------------------------------------------------------------------------------

JAPAN -- 18.0% (CONTINUED)
Yachiyo Industry Co., Ltd.                                   500  $       6,192
Yamaha Motor Co., Ltd.                                     8,100        196,621
Yamato Kogyo Co., Ltd.                                     3,600        148,607
Yokogawa Electric Corp.                                    9,800        107,995
Yonekyu Corp.                                              2,000         18,325
Yuraku Real Estate Co., Ltd.                               4,000         13,999
--------------------------------------------------------------------------------
                                                                     22,298,592
--------------------------------------------------------------------------------

NETHERLANDS -- 2.9%
Akzo Nobel N.V.                                            5,958        476,588
Corporate Express*                                        14,900        116,381
Draka Holding N.V.*                                       11,500        386,160
ING Groep N.V.*                                           39,600      1,546,535
Koninklijke Ahold N.V.*                                    1,079         15,013
Koninklijke BAM Groep N.V.                                 9,848        231,481
Koninklijke DSM N.V.*                                     11,700        552,246
Oce N.V.                                                   4,745         85,763
Vedior N.V.*                                               7,800        196,096
--------------------------------------------------------------------------------
                                                                      3,606,263
--------------------------------------------------------------------------------

NEW ZEALAND -- 0.0%
Air New Zealand Ltd.*                                     31,600         45,534
--------------------------------------------------------------------------------

NORWAY -- 0.2%
Aker Yards A/S*                                            4,587         52,344
Stolt-Nielsen S.A.                                         4,582        136,620
--------------------------------------------------------------------------------
                                                                        188,964
--------------------------------------------------------------------------------

PORTUGAL -- 0.7%
EDP - Energias de Portugal S.A.*                         124,108        809,932
Teixeira Duarte - Engenharia E
  Construcoes S.A.*                                          8,551       26,092
--------------------------------------------------------------------------------
                                                                        836,024
--------------------------------------------------------------------------------

SINGAPORE -- 1.6%
Allgreen Properties, Ltd.*                                 7,000          7,237
DBS Group Holdings Ltd.                                   28,000        402,165
Ho Bee Investment Ltd.*                                   56,000         56,731
Hotel Plaza Ltd.*                                         35,000         42,499
Jardine Cycle & Carriage Ltd.*                            15,000        226,894
Keppel Corp Ltd.*                                         12,000        108,243
Kim Eng Holdings Ltd.*                                    29,000         45,476
Kingboard Copper Foil Holdings Ltd.*                     144,000         35,970
MCL Land Ltd.*                                             4,000          6,245
Metro Holdings Ltd.                                       16,000         11,102
Neptune Orient Lines Ltd.*                                26,000         70,538
Singapore Airlines Ltd.                                   20,533        247,620
Singapore Technologies Engineering Ltd.                   66,000        171,732
SP Chemicals Ltd.*                                        72,000         49,958
Straits Trading Co., Ltd.*                                14,000         48,571
United Overseas Bank Ltd.*                                17,000        234,735
UOB-Kay Hian Holdings Ltd.*                               77,000        114,335
Wing Tai Holdings                                         21,000         39,342
--------------------------------------------------------------------------------
                                                                      1,919,393
--------------------------------------------------------------------------------

SOUTH KOREA -- 3.5%
Daelim Industrial Co., Ltd.*                                 250         47,802
Daou Technology*                                           5,490         58,644
Dongbu Insurance Co., Ltd.*                                1,850        108,097
Doosan Co., Ltd.*                                          1,060        205,512
GS Home Shopping                                             610         43,788
Hanwha Chemical Corp.                                      5,190        102,564
Hyundai Heavy Industries Co., Ltd.*                          840        397,052
Hyundai Mipo Dockyard Co., Ltd.*                             145         44,686
Hyundai Mobis*                                             2,250        209,582
KCC Engineering & Construction Co., Ltd.*                    260         20,552
Korea Development Financing Corp.*                           560         24,347
Korea Electric Power Corp.*                                6,630        280,809
Korea Petrochemical Industrial Co., Ltd.*                    590         34,663
Korea Zinc Co., Ltd.*                                        750        104,551
KT Corp.                                                   1,200         62,682
Kyeryong Construction Industrial Co., Ltd.*                1,010         49,737
LG Electronics, Inc.                                       3,050        325,802
LG Philips LCD Co., Ltd.                                   4,270        225,781
LS Cable Ltd.*                                             1,210        116,457
Nong Shim Holdings Co., Ltd.*                                120          9,870
Pacific*                                                     697        115,776
Samho International Co., Ltd.*                             1,480         39,919
Samsung Electronics Co., Ltd.                                500        296,961
Samsung Heavy Industries Co., Ltd.*                        4,800        206,121
Samwhan Corp.*                                             1,680         49,710
Samyang Genex Co., Ltd.*                                     350         33,125
SFA Engineering Corp.                                        920         59,456
Shinhan Financial Group Co., Ltd.*                           970         55,434
SK Energy Co., Ltd.                                        2,229        431,044
SK Gas Co., Ltd.*                                            420         32,975
SK Holdings Co., Ltd.*                                       911        192,596
SK Telecom Co., Ltd.*                                      1,010        268,643
Youngone Corp.*                                            4,390         47,832
--------------------------------------------------------------------------------
                                                                      4,302,570
--------------------------------------------------------------------------------

SPAIN -- 4.5%
Azkoyen S.A.*                                             17,079        153,348
Banco Bilbao Vizcaya Argentaria S.A.*                      8,400        205,539
Banco Santander Central Hispano S.A.                      13,600        293,662
Cementos Portland Valderrivas S.A.                         1,745        188,779
Fomento De Construcciones y Contratas                      4,400        330,185
iberdrola S.A.                                            10,800        163,983
Iberia Lineas Aereas de Espana S.A.*                      45,398        198,838
Obrascon Huarte Lain S.A.*                                 2,148         72,222
Repsol YPF S.A.                                           25,402        904,155
Sol Melia S.A.*                                           17,600        267,745
Telefonica S.A.                                           83,000      2,692,547
--------------------------------------------------------------------------------
                                                                      5,471,003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
International Equity Fund (Continued)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 100.5%                                       MARKET
(CONTINUED)                                             SHARES        VALUE
--------------------------------------------------------------------------------

SWEDEN -- 2.1%
SKF AB*                                                    4,750  $      80,459
Svenska Cellulosa AB (SCA)*                                  580         10,273
Tele2 AB*                                                 23,000        460,747
Telefonaktiebolaget LM Ericsson, Class B*                182,952        429,610
TeliaSonera AB*                                           87,000        814,215
Volvo AB*                                                 48,000        805,631
--------------------------------------------------------------------------------
                                                                      2,600,935
--------------------------------------------------------------------------------

SWITZERLAND -- 6.5%
Adecco S.A.*                                               5,058        273,399
Baloise Holding AG*                                        1,805        177,609
Bucher Industries AG*                                      1,280        294,824
Ciba Specialty Chemicals AG*                               6,590        305,321
Clariant AG*                                               2,679         24,895
Georg Fischer AG*                                            420        258,342
Holcim AG*                                                 8,400        899,193
Jungfraubahn Holding AG*                                   1,117         56,237
Nestle S.A.*                                               1,250        573,622
Novartis AG                                               10,376        568,636
Rieter Holding AG*                                         1,040        458,898
Roche Holding AG*                                          3,000        517,848
Schweizerische National-Versicherungs-
  Gesellschaft*                                              223        173,968
Siegfried Holding AG*                                      1,687        287,333
Swiss Life Holding*                                        1,890        472,020
Swiss Reinsurance*                                        12,400        880,360
Tornos S.A.*                                              10,000        151,789
UBS AG*                                                    4,000        184,971
Walter Meier Holding AG*                                      93         20,436
Zueblin Immobilien Holding AG*                            21,469        189,463
Zurich Financial Services AG*                              4,130      1,211,866
--------------------------------------------------------------------------------
                                                                      7,981,030
--------------------------------------------------------------------------------

UNITED KINGDOM -- 18.0%
Aegis Group PLC*                                          12,995         30,200
Anglo American PLC*                                       25,400      1,553,918
AstraZeneca PLC                                            6,604        283,862
Aviva PLC*                                                82,343      1,100,742
BAE Systems PLC                                          113,955      1,127,214
Barclays PLC*                                             12,000        120,131
Barratt Developments PLC                                  10,328         93,443
Bellway PLC                                                2,014         33,343
BG Group PLC*                                              6,687        152,747
BHP Billiton                                               5,100        156,611
BP PLC                                                    59,400        725,613
British Airways*                                          31,358        192,932
British Energy Group PLC*                                 49,000        534,333
Centrica PLC*                                            109,715        781,811
Delta PLC                                                  9,608         21,184
Elementis PLC*                                            10,330         15,594
Friends Provident PLC*                                   105,731        343,161
Galliford Try PLC                                         12,461         25,494
GKN PLC*                                                  64,000        358,486
GlaxoSmithKline PLC                                       25,200        640,199
Greene King PLC                                           15,400        244,711
Home Retail Group PLC                                     68,000        443,023
HSBC Holdings PLC                                         14,200        237,348
HSBC Holdings PLC                                         18,800        317,549
Kazakhmys PLC*                                            13,600        370,357
Old Mutual PLC                                           243,000        808,954
Persimmon PLC*                                            20,912        332,299
Rio Tinto PLC*                                             1,824        192,635
Royal Bank of Scotland Group PLC*                        190,083      1,676,370
Royal Dutch Shell PLC, Class A                            42,000      1,762,902
Royal Dutch Shell PLC, Class B                            52,300      2,171,160
Tesco PLC                                                 17,000        161,153
Travis Perkins PLC                                         1,335         31,927
Vodafone Group PLC                                       840,000      3,133,420
Wolseley                                                  35,000        515,841
WS Atkins PLC                                              2,052         46,750
Xstrata PLC*                                              19,200      1,353,858
--------------------------------------------------------------------------------
                                                                     22,091,275
--------------------------------------------------------------------------------

TOTAL FOREIGN COMMON STOCKS                                       $ 123,570,921
--------------------------------------------------------------------------------

RIGHT -- 0.0%
SINGAPORE -- 0.0%
Hotel Plaza, Ltd.                                         17,500  $          --
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.5%
(Cost $106,191,316)                                                $123,570,921

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%)                        (656,483)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $122,914,438
================================================================================

*     Non-income producing security.

GDR - Global Depository Receipt

144A - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Mid Cap Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 97.1%                                  SHARES        VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 16.7%
Brink's                                                  125,860  $   7,518,876
Convergys*                                               306,350      5,042,521
Corrections Corporation of America*                      256,830      7,579,053
FTI Consulting*                                          111,710      6,885,804
Hanesbrands*+                                            248,930      6,763,428
Hewitt Associates, Class A*                              213,460      8,173,383
International Flavors & Fragrances                       104,230      5,016,590
Jarden*                                                  124,680      2,943,695
O'Reilly Automotive*                                     117,380      3,806,633
PetSmart+                                                188,240      4,429,287
Rebublic Services                                        268,340      8,412,460
Saks*                                                    183,030      3,799,703
Sally Beauty Holdings*                                   827,900      7,492,495
Tech Data*                                               158,160      5,965,795
--------------------------------------------------------------------------------
                                                                     83,829,723
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 15.0%
Alexandria Real Estate Equities                           49,620      5,044,865
Arch Capital Group*                                      102,370      7,201,730
Everest Re Group                                          75,800      7,610,320
Factset Research Systems                                  65,390      3,642,223
Global Payments                                          147,100      6,843,092
Hanover Insurance Group                                  126,580      5,797,364
IntercontinentalExchange*                                 53,820     10,360,349
Markel*                                                   17,020      8,358,522
Nasdaq Stock Market*+                                    184,140      9,113,089
NYMEX Holdings+                                           38,470      5,139,977
Rayonier                                                 136,070      6,427,947
--------------------------------------------------------------------------------
                                                                     75,539,478
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 12.0%
Alliant Techsystems*                                      54,770      6,230,635
Covanta Holding*+                                        374,670     10,363,373
Curtiss-Wright                                           136,100      6,832,220
Lincoln Electric Holdings                                 69,970      4,980,465
Manitowoc                                                186,290      9,096,541
Roper Industries+                                        119,250      7,457,895
SBA Communications, Class A*                             264,510      8,951,018
Verigy*                                                  246,520      6,697,948
--------------------------------------------------------------------------------
                                                                     60,610,095
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 12.0%
AbitibiBowater*+                                         129,511      2,669,222
Armstrong World Industries*                              119,940      4,810,793
Carpenter Technology                                     112,540      8,459,632
Celanese Corporation                                     197,710      8,367,087
Chicago Bridge & Iron                                    145,830      8,813,965
Harsco                                                   142,180      9,109,473
Hexcel*                                                  203,950      4,951,906
Nalco Holding                                            217,840      5,267,371
Sigma-Aldrich                                            144,010      7,862,946
--------------------------------------------------------------------------------
                                                                     60,312,395
--------------------------------------------------------------------------------

TECHNOLOGY -- 11.6%
Amphenol, Class A+                                       236,740     10,977,634
BMC Software*                                            209,080      7,451,611
Harris+                                                  134,060      8,402,881
Intersil, Class A                                        191,320      4,683,514
McAfee*                                                  238,570      8,946,375
Novell*                                                  709,530      4,874,471
ON Semiconductor*+                                       612,590      5,439,799
SINA*                                                     92,875      4,115,291
Trimble Navigation*                                      116,520      3,523,565
--------------------------------------------------------------------------------
                                                                     58,415,141
--------------------------------------------------------------------------------

ENERGY -- 7.6%
Cameron International*                                   153,240      7,375,441
Exterran Holdings*                                        79,120      6,472,016
FMC Technologies*                                        123,490      7,001,883
Helix Energy Solutions Group*                            171,040      7,098,160
Range Resources                                          200,945     10,320,535
--------------------------------------------------------------------------------
                                                                     38,268,035
--------------------------------------------------------------------------------

HEALTH CARE -- 7.5%
Cephalon*+                                                78,510      5,633,878
Charles River Laboratories International*                120,590      7,934,822
Cubist Pharmaceuticals*                                  271,390      5,566,209
Henry Schein*                                             86,330      5,300,662
Pediatrix Medical Group*                                 119,480      8,142,562
Respironics*                                              76,190      4,988,921
--------------------------------------------------------------------------------
                                                                     37,567,054
--------------------------------------------------------------------------------

UTILITIES -- 7.3%
Allegheny Energy+                                        142,370      9,056,155
MDU Resources Group                                      181,510      5,011,491
National Fuel Gas                                        165,370      7,719,472
NII Holdings*                                             44,690      2,159,421
NSTAR                                                    173,950      6,300,469
Telephone & Data Systems                                 104,080      6,515,408
--------------------------------------------------------------------------------
                                                                     36,762,416
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 5.8%
Church & Dwight                                          132,170      7,146,432
Molson Coors Brewing, Class B                            150,960      7,792,555
PepsiAmericas                                            265,980      8,862,454
Whole Foods Market+                                      132,640      5,411,712
--------------------------------------------------------------------------------
                                                                     29,213,153
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 1.6%
Goodyear Tire & Rubber*                                  142,750      4,028,405
WABCO Holdings                                            76,590      3,836,393
--------------------------------------------------------------------------------
                                                                      7,864,798
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 488,382,288
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Mid Cap Fund - (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
                                                        SHARES        VALUE
--------------------------------------------------------------------------------

INVESTMENT FUND -- 13.3%
BlackRock Institutional
  Money Market Trust, 4.78% ** ^                      66,671,468  $  66,671,468
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 2.9%
PNC Bank Money Market Fund, 3.51% ^                   14,719,212  $  14,719,212
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 113.3%
(Cost $540,101,432)                                               $ 569,772,968

LIABILITIES IN EXCESS OF OTHER ASSETS -- (13.3%)                    (66,704,187)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 503,068,781
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2007, was $62,630,871.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2007.

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Pitcairn Taxable Bond Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL                                                             MARKET
AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 38.0%
FINANCIALS -- 16.9%
$  1,500,000  21st Century Insurance,
                 5.90%, 12/15/13                                  $   1,582,837
   1,000,000  American General Finance,
                 MTN, Ser I, 4.63%, 5/15/09                             997,312
     439,000  Berkley (WR), 6.15%, 8/15/19                              424,843
     904,000  Ford Motor Credit, 7.38%, 10/28/09                        850,886
     750,000  General Electric Capital, 5.50%, 10/6/17                  744,372
   1,000,000  HSBC Finance, 4.75%, 5/15/09                              996,679
   1,000,000  Radian Group, 5.63%, 2/15/13                              794,340
--------------------------------------------------------------------------------
                                                                      6,391,269
--------------------------------------------------------------------------------

              INDUSTRIALS -- 5.4%
   1,000,000  Gannet, 6.38%, 4/1/12                                   1,039,488
   1,000,000  General Electric Capital,
                 MTN, 5.72%, 8/22/11                                  1,006,185
--------------------------------------------------------------------------------
                                                                      2,045,673
--------------------------------------------------------------------------------

              ENERGY -- 5.3%
   1,000,000  Entergy Louisiana, 5.83%, 11/1/10                         997,786
   1,000,000  Sunoco, 5.75%, 1/15/17                                    993,729
--------------------------------------------------------------------------------
                                                                      1,991,515
--------------------------------------------------------------------------------

              TELECOMMUNICATION SERVICES -- 3.3%
   1,000,000  Verizon Communications,
                 8.75%, 11/1/21                                       1,225,445
--------------------------------------------------------------------------------

              CONSUMER DISCRETIONARY -- 2.9%
   1,000,000  May Department Stores,
                 7.63%, 8/15/13                                       1,077,260
--------------------------------------------------------------------------------

              CONSUMER STAPLES -- 2.8%
   1,045,000  H.J. Heinz, 6.00%, 3/15/08                              1,046,890
--------------------------------------------------------------------------------

              SOVEREIGN BOND -- 1.4%
     500,000  Aid-Israel, 5.50%, 4/26/24                                539,006
--------------------------------------------------------------------------------

              TOTAL CORPORATE BONDS                               $  14,317,058
--------------------------------------------------------------------------------

              U.S. GOVERNMENT
              AGENCY OBLIGATIONS -- 36.6%
   1,635,000  FHLB, Ser RA18, 5.13%, 6/26/18                          1,629,974
   1,000,000  FHLMC, 5.25%, 1/11/10                                   1,000,328
   1,000,000  FHLMC, 5.65%, 2/23/17                                   1,011,203
     500,000  FHLMC, 5.20%, 3/5/19                                      500,464
   1,500,000  FHLMC, MTN, 4.65%, 10/10/13                             1,492,280
     750,000  FHLMC, MTN, 6.00%, 6/18/14                                754,517
   1,544,000  FHLMC, MTN, 5.00%, 12/14/18                             1,552,078
   1,000,000  FHLMC, MTN (A), .00%, 3/4/19                              518,200
   5,000,000  FHLMC, MTN (A), .00%, 4/4/36                              711,710
   1,000,000  FNMA, 8.20%, 3/10/16                                    1,263,679
   2,000,000  FNMA, 5.55%, 2/16/17                                    2,049,338
   1,175,000  TVA, Ser B, 6.24%, 7/15/45                              1,245,602
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT
              AGENCY OBLIGATIONS                                  $  13,729,373
--------------------------------------------------------------------------------

              U.S. TREASURY OBLIGATIONS -- 16.9%
     830,000  U.S. Treasury Bonds, 7.50%, 11/15/16                    1,041,844
   1,500,000  U.S. Treasury Bonds, 8.75%, 5/15/17                     2,040,704
   1,500,000  U.S. Treasury Bonds, 8.13%, 8/15/19                     2,021,954
     913,000  U.S. Treasury Bonds, 7.63%, 11/15/22                    1,226,059
--------------------------------------------------------------------------------

              TOTAL U.S. TREASURY OBLIGATIONS                     $   6,330,561
--------------------------------------------------------------------------------

              MUNICIPAL BONDS -- 5.6%
              MARYLAND -- 3.2%
   1,185,000  Baltimore, Consolidated Public
                 Improvement GO, Ser B,
                 AMBAC, 5.00%, 10/15/10                               1,205,820
--------------------------------------------------------------------------------

              NEW YORK -- 1.3%
     500,000  Sales Tax Asset Receivable
                 RB, Ser B, FGIC, 4.76%, 10/15/15                       489,850
--------------------------------------------------------------------------------

              PENNSYLVANIA -- 1.1%
     400,000  Lycoming County, GO Ser B,
                 5.38%, 8/15/18                                         398,016
--------------------------------------------------------------------------------

              TOTAL MUNICIPAL BONDS                               $   2,093,686
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Pitcairn Taxable Bond Fund - (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
SHARES                                                                VALUE
--------------------------------------------------------------------------------

              CASH EQUIVALENT -- 2.0%
     767,453  PNC Bank Money
                 Market Fund, 3.51% ^                             $     767,453
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 99.1%
              (Cost $36,113,635)                                  $  37,238,131

              OTHER ASSETS IN
              EXCESS OF LIABILITIES -- 0.9%                             324,442
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                $  37,562,573
================================================================================

^     The rate shown is the 7-day effective yield as of December 31, 2007.

(A) Zero Coupon Security - The rate shown was the effective yield at the time of purchase.

AMBAC - American Municipal Bond Assurance Corporation

FGIC - Financial Guaranty Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GO - General Obligation

MTN - Medium Term Note

RB - Revenue Bond

TVA - Tennessee Valley Authority

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Premium Yield Equity Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 97.6%                                  SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 29.0%
Annaly Capital Management                                 32,375  $     588,578
Apollo Investment                                         19,590        334,010
Arthur J. Gallagher                                       13,845        334,911
Bank of America                                           20,805        858,413
Barclays ADR                                               7,885        318,317
Capital Trust, Class A                                     4,845        148,499
CapitalSource                                             16,205        285,046
Citigroup                                                 28,090        826,969
Duke Realty                                                6,540        170,563
F.N.B.                                                    10,050        147,735
Fidelity National Financial                               15,400        224,994
HCP                                                       11,440        397,883
iStar Financial                                            5,010        130,511
Kayne Anderson MLP Investment                             13,370        392,276
Mack-Cali Realty                                           5,225        177,650
SunTrust Banks                                             9,115        569,596
TCF Financial                                             11,475        205,747
US Bancorp                                                17,880        567,511
Wachovia                                                  13,420        510,363
--------------------------------------------------------------------------------
                                                                      7,189,572
--------------------------------------------------------------------------------

UTILITIES -- 19.3%
AT&T                                                      16,875        701,325
Cellcom Israel                                            16,680        529,757
Citizens Communications                                   40,720        518,366
Duke Energy                                               15,630        315,257
Pepco Holdings                                            13,730        402,701
Southern                                                   6,355        246,256
Spectra Energy                                             7,815        201,783
Verizon Communications                                    22,130        966,860
Windstream                                                41,510        540,460
Xcel Energy                                               16,440        371,051
--------------------------------------------------------------------------------
                                                                      4,793,816
--------------------------------------------------------------------------------

ENERGY -- 10.2%
Chevron                                                   11,775      1,098,961
ConocoPhillips                                            11,810      1,042,823
PetroChina ADR                                             2,115        371,119
--------------------------------------------------------------------------------
                                                                      2,512,903
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 9.7%
Altria Group                                               8,555        646,587
Carolina Group                                             4,700        400,910
Procter & Gamble                                           9,995        733,832
Reddy Ice Holdings                                        12,215        309,162
UST                                                        5,580        305,784
--------------------------------------------------------------------------------
                                                                      2,396,275
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 6.3%
Entercom Communications                                   24,195        331,230
GateHouse Media                                           53,525        469,950
Regal Entertainment                                       33,075        597,664
Waste Management*                                          4,840        158,123
--------------------------------------------------------------------------------
                                                                      1,556,967
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 5.3%
General Electric                                          32,495      1,204,590
TAL International Group                                    4,920        112,028
--------------------------------------------------------------------------------
                                                                      1,316,618
--------------------------------------------------------------------------------

HEALTH CARE -- 5.0%
Eli Lilly                                                  6,670        356,111
Pfizer                                                    38,720        880,106
--------------------------------------------------------------------------------
                                                                      1,236,217
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 4.9%
Dow Chemical                                               9,675        381,389
Packaging Coporation of America                           29,085        820,197
--------------------------------------------------------------------------------
                                                                      1,201,586
--------------------------------------------------------------------------------

TECHNOLOGY -- 4.6%
Intel                                                     15,540        414,296
Microchip Technology                                       9,980        313,572
Nam Tai Electronics                                       13,275        149,609
Taiwan Semiconductor ADR                                  25,185        250,843
--------------------------------------------------------------------------------
                                                                      1,128,320
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 3.3%
Polaris Industries                                         7,305        348,959
Seaspan                                                   11,495        281,513
Ship Finance International                                 6,660        184,549
--------------------------------------------------------------------------------
                                                                        815,021
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  24,147,295
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 35.8%
PNC Bank Money Market Fund, 3.51% ^                    8,861,406  $   8,861,406
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 133.4%
(Cost $33,277,168)                                                $  33,008,701

LIABILITIES IN EXCESS OF OTHER ASSETS -- (33.4%)                     (8,268,610)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  24,740,091
================================================================================

*     Non-income producing security.

^     The rate shown is the 7-day effective yield as of December 31, 2007.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Sands Capital Select Growth Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 98.6%                                  SHARES        VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 25.2%
Abraxis BioScience*                                       50,525  $   3,474,604
Allergan+                                                422,100     27,115,704
APP Pharmaceuticals*+                                    202,100      2,075,567
Cerner*+                                                 142,800      8,053,920
Genentech*                                               292,900     19,644,803
Genzyme*                                                 365,700     27,222,707
Intuitive Surgical*+                                      71,000     23,039,500
Stryker                                                  194,700     14,547,984
Teva Pharmaceutical Industries ADR+                      267,400     12,428,752
Varian Medical Systems*                                  282,000     14,709,120
--------------------------------------------------------------------------------
                                                                    152,312,661
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 23.7%
Amazon.com*                                              104,196      9,652,717
Google, Class A*                                          86,400     59,743,873
Iron Mountain*+                                          226,500      8,385,030
Las Vegas Sands*+                                        173,800     17,910,090
Lowe's                                                   638,100     14,433,822
Starbucks*+                                            1,137,100     23,276,437
Yahoo!*                                                  396,658      9,226,265
--------------------------------------------------------------------------------
                                                                    142,628,234
--------------------------------------------------------------------------------

TECHNOLOGY -- 16.6%
Apple*                                                   172,400     34,148,992
Broadcom, Class A*                                       836,000     21,853,040
EMC*                                                   1,387,300     25,706,669
Salesforce.com*+                                         288,800     18,104,872
--------------------------------------------------------------------------------
                                                                     99,813,573
--------------------------------------------------------------------------------

ENERGY -- 12.6%
FMC Technologies*                                        141,000      7,994,700
National-Oilwell Varco*+                                 478,900     35,179,994
Schlumberger                                             333,400     32,796,558
--------------------------------------------------------------------------------
                                                                     75,971,252
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 11.8%
CME Group                                                 40,000     27,440,000
Intercontinental Exchange*+                              148,700     28,624,750
Moody's+                                                 419,400     14,972,580
--------------------------------------------------------------------------------
                                                                     71,037,330
--------------------------------------------------------------------------------

UTILITIES -- 4.6%
America Movil S.A. ADR+                                  448,000     27,502,720
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.2%
Walgreen                                                 343,400     13,076,672
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 1.9%
Expeditors International of Washington                   255,600     11,420,208
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 593,762,650
--------------------------------------------------------------------------------

INVESTMENT FUND -- 24.6%
BlackRock Institutional
  Money Market Trust, 4.78% ** ^                     148,123,487  $ 148,123,487
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 3.0%
PNC Bank Money Market Fund, 3.51% ^                   18,166,578  $  18,166,578
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 126.2%
(Cost $633,316,928)                                               $ 760,052,715

LIABILITIES IN EXCESS OF OTHER ASSETS -- (26.2%)                   (158,007,151)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 602,045,564
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2007, was $143,916,205.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2007.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Short Duration Fixed Income Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL                                                             MARKET
AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

              U.S. GOVERNMENT MORTGAGE-BACKED
              OBLIGATIONS -- 67.7%
$     19,091  FHLMC CMO/REMIC Ser 1538,
                 Class J, 6.500%, 6/15/08                         $      19,054
     152,831  FHLMC CMO/REMIC Ser 2509,
                 Class EA, 4.000%, 12/15/12                             152,576
     717,281  FHLMC CMO/REMIC Ser 2510,
                 Class TA, 4.000%, 6/15/32                              698,502
   1,097,977  FHLMC CMO/REMIC Ser 2515,
                 Class ED, 5.000%, 3/15/17                            1,098,789
   1,331,977  FHLMC CMO/REMIC Ser 2543,
                 Class YJ, 4.500%, 3/15/32                            1,308,343
     904,648  FHLMC CMO/REMIC Ser 2566,
                 Class LM, 4.500%, 4/15/32                              890,323
     904,862  FHLMC CMO/REMIC Ser 2575,
                 Class QP, 4.500%, 11/15/31                             897,791
     774,794  FHLMC CMO/REMIC Ser 2583,
                 Class ND, 4.250%, 12/15/10                             770,564
     795,446  FHLMC CMO/REMIC Ser 2590,
                 Class QY, 3.750%, 4/15/28                              765,572
   1,488,180  FHLMC CMO/REMIC Ser 2590,
                 Class UL, 3.750%, 3/15/32                            1,437,129
   1,191,718  FHLMC CMO/REMIC Ser 2596,
                 Class QE, 4.000%, 3/15/33                            1,135,326
   2,546,022  FHLMC CMO/REMIC Ser 2649,
                 Class PJ, 3.500%, 6/15/33                            2,482,225
   2,430,897  FHLMC CMO/REMIC Ser 2744,
                 Class TA, 5.500%, 3/15/26                            2,436,319
   1,996,242  FHLMC CMO/REMIC Ser 3092,
                 Class TA, 7.250%, 11/15/35                           1,987,488
     362,845  FHLMC CMO/REMIC Ser 3251,
                 Class TA, 7.400%, 6/15/36                              362,000
     134,497  FHLMC Pool #C66916, 7.000%, 5/1/32                        140,900
     128,587  FHLMC Pool #D94598, 6.500%, 4/1/21                        133,053
     156,104  FHLMC Pool #E97227, 7.000%, 9/1/14                        160,236
      11,502  FHLMC Pool #G10288, 6.000%, 9/1/09                         11,584
      26,938  FHLMC Pool #G10446, 6.500%, 2/1/11                         27,558
     193,707  FHLMC Pool #G30085, 7.500%, 10/1/17                       207,776
      20,341  FNMA CMO/REMIC Ser 1999-15,
                 Class PC, 6.000%, 9/25/18                               20,535
     905,044  FNMA CMO/REMIC Ser 2002-71,
                 Class AP, 5.000%, 11/25/32                             900,977
     920,514  FNMA CMO/REMIC Ser 2003-119,
                 Class PU, 4.000%, 11/25/33                             907,960
     640,890  FNMA CMO/REMIC Ser 2003-19,
                 Class ME, 4.000%, 1/25/33                              618,980
     697,961  FNMA CMO/REMIC Ser 2003-30,
                 Class MB, 4.000%, 6/25/27                              693,310
   2,851,877  FNMA CMO/REMIC Ser 2003-34,
                 Class GJ, 4.000%, 2/25/33                            2,737,680
     888,883  FNMA CMO/REMIC Ser 2003-42,
                 Class CA, 4.000%, 5/25/33                              845,389
     273,273  FNMA CMO/REMIC Ser 2003-66,
                 Class AP, 3.500%, 11/25/32                             256,366
   4,196,516  FNMA CMO/REMIC Ser 2005-93,
                 Class XT (A), 7.000%, 1/1/08                         4,117,850
   2,268,699  FNMA CMO/REMIC Ser 2006-14,
                 Class DT (A), 7.000%, 1/1/08                         2,257,214
      14,966  FNMA Pool #250477, 6.000%, 1/1/11                          15,207
      20,417  FNMA Pool #303096, 7.500%, 12/1/09                         20,624
     136,055  FNMA Pool #313429, 7.000%, 3/1/12                         140,800
     238,308  FNMA Pool #323441, 7.000%, 12/1/13                        248,153
     200,984  FNMA Pool #323832, 7.500%, 7/1/29                         215,038
      12,604  FNMA Pool #334593, 7.000%, 5/1/24                          13,398
     452,879  FNMA Pool #546474, 7.000%, 1/1/15                         471,588
       6,909  FNMA Pool #6222, 9.000%, 4/1/16                             7,130
     533,726  FNMA Pool #647567, 6.000%, 6/1/17                         547,134
     386,548  FNMA Pool #665773, 7.500%, 6/1/31                         413,646
     857,394  FNMA Pool #725284, 7.000%, 11/1/18                        892,815
       4,566  FNMA Pool #8245, 8.000%, 12/1/08                            4,604
   1,965,910  FNMA Pool #838790, 4.500%, 8/1/35                       1,861,655
      24,567  GNMA ARM Pool #8426 (A),
                 5.125%, 11/20/18                                        24,886
   1,016,914  GNMA CMO/REMIC Ser 2002-72,
                 Class AB, 4.500%, 10/20/32                             992,221
       8,519  GNMA Pool #2707, 5.500%, 1/20/14                            8,612
       9,194  GNMA Pool #2802, 5.500%, 7/20/14                            9,295
     112,771  GNMA Pool #2843, 5.500%, 11/20/14                         114,006
      93,641  GNMA Pool #344233, 8.000%, 2/15/23                        101,099
     221,342  GNMA Pool #345123, 8.000%, 12/15/23                       238,971
       2,723  GNMA Pool #351122, 6.500%, 7/15/08                          2,741
       2,784  GNMA Pool #357343, 6.500%, 10/15/08                         2,803
      45,569  GNMA Pool #462486, 6.500%, 1/15/13                         47,218
      58,490  GNMA Pool #569337, 6.500%, 4/15/22                         60,425
      76,867  GNMA Pool #578189, 6.000%, 2/15/32                         78,839
     103,050  GNMA Pool #780322, 8.000%, 11/15/22                       111,057
      49,450  GNMA Pool #780327, 8.000%, 11/15/17                        52,918
     438,251  GNMA Pool #780604, 7.000%, 7/15/12                        454,834
     116,641  GNMA Pool #814, 8.000%, 8/20/17                           124,682
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT
              MORTGAGE-BACKED OBLIGATIONS                         $  37,755,768
--------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS -- 28.1%
   7,000,000  FHLB (A), 6.125%, 8/20/08,
                 6.125%, 8/20/08                                      6,872,600
   7,000,000  FHLB (A), 9.000%, 8/16/22,
                 9.000%, 8/16/22                                      6,860,700
   2,000,000  FHLB Discount Note, 6/18/08                             1,963,040
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT
              AGENCY OBLIGATIONS                                  $  15,696,340
--------------------------------------------------------------------------------

              CORPORATE BOND -- 1.7%
              FINANCIAL -- 1.7%
   1,000,000  Countrywide Financial Corp,
                 MTN (A), 5.440%, 2/28/08+                        $     965,334
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Short Duration Fixed Income Fund - (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                             MARKET
AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

              MUNICIPAL BOND -- 0.9%
              PENNSYLVANIA -- 0.9%
$    500,000  Pennsylvania State Tpk Commn
                 BANS RB, Ser B, 5.290%, 10/15/09                 $     503,030
--------------------------------------------------------------------------------

FACE
AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

              REPURCHASE AGREEMENT -- 1.2%
$    684,000  PNC Bank, National Association
                 3.72% dated 12/31/07 due
                 01/02/08 repurchase proceeds
                 $684,141 (Collateralized by
                 $815,000 U.S. Government
                 Obligation FGA 52120 6.50%
                 due 09/01/36; fair value $841,788)               $     684,000
--------------------------------------------------------------------------------

                                                                      MARKET
SHARES                                                                VALUE
--------------------------------------------------------------------------------

              INVESTMENT FUND -- 1.7%
     970,000  BlackRock Institutional
                 Money Market Trust, 4.785 * ^                    $      970,000
--------------------------------------------------------------------------------

              CASH EQUIVALENT -- 0.0%
         840  BlackRock TempFund, Institutional
                 Shares, 4.835%^                                  $         840
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES AND
              REPURCHASE AGREEMENT -- 101.3%
              (Cost $57,157,837)                                  $  56,575,312

              LIABILITIES IN EXCESS
              OF OTHER ASSETS -- (1.3%)                                (719,261)
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                $  55,856,051
================================================================================

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2007, was $965,334.

*     Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2007.

(A) Variable rate security - the rate reflected is the rate in effect on December 31, 2007.

ARM - Adjustable Rate Mortgage

BANS - Bond Anticipation Notes

CMO - Collateralized Mortgage Obligation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN - Medium Term Note

RB - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Small Cap Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 100.2%                               SHARES          VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 22.2%
Ashford Hospitality Trust                                 37,535  $     269,877
Aspen Insurance Holdings                                  12,260        353,578
Cathay General Bancorp                                    11,460        303,575
Citizens Republic Bancorp                                 21,730        315,302
DCT Industrial Trust                                      34,275        319,100
DiamondRock Hospitality                                   20,470        306,641
Extra Space Storage                                       21,570        308,235
F.N.B.                                                    20,150        296,205
FelCor Lodging Trust                                      18,040        281,244
First Niagara Financial Group                             25,790        310,512
FirstMerit                                                16,315        326,463
Flagstone Reinsurance Holdings                            19,290        268,131
Frontier Financial+                                       15,220        282,635
GFI Group*                                                 3,365        322,098
Glacier Bancorp                                           10,585        198,363
Glimcher Realty Trust+                                    19,305        275,868
Greenhill & Co.+                                           4,525        300,822
Hersha Hospitality Trust                                  27,620        262,390
Jack Henry & Associates                                    5,840        142,146
LaSalle Hotel Properties                                   9,225        294,278
Lexington Realty Trust+                                   18,730        272,334
Medical Properties Trust                                  26,785        272,939
Nationwide Health Properties                               9,760        306,464
Odyssey Re Holdings                                        8,025        294,598
OMEGA Healthcare Investors                                 3,425         54,971
optionsXpress Holdings                                     9,865        333,634
Potlatch                                                   7,210        320,412
Realty Income+                                            13,545        365,986
S1*                                                       38,805        283,277
South Financial Group                                      7,905        123,555
Sterling Bancshares                                       24,910        277,996
Strategic Hotels & Resorts                                17,561        293,796
Sunstone Hotel Investors                                  15,236        278,666
SVB Financial Group*                                       6,475        326,340
TrustCo Bank Corp NY                                      28,555        283,266
Trustmark                                                 12,265        311,040
UCBH Holdings+                                            21,445        303,661
Universal American Financial*                             12,915        330,495
U-Store-It Trust                                          27,805        254,694
Validus Holdings*                                         10,455        271,621
Waddell & Reed Financial, Class A                         10,690        385,802
--------------------------------------------------------------------------------
                                                                     11,683,010
--------------------------------------------------------------------------------

TECHNOLOGY -- 16.2%
ADTRAN                                                    13,595        290,661
Anixter International*                                     1,610        100,255
ANSYS*                                                     2,855        118,368
Aruba Networks*                                           18,655        278,146
Aspen Technology*                                         19,660        318,885
Atheros Communications*                                   10,930        333,801
CIBER*                                                    44,395        271,253
Emulex*                                                   19,015        310,325
Harmonic Inc.*                                            23,920        250,682
Harris Stratex Networks, Class A*                         16,440        274,548
Infinera*                                                 15,830        234,917
ION Geophysical*                                          19,375        305,738
KEMET*                                                    34,705        230,094
Lawson Software*                                          31,540        322,969
Manhattan Associates*                                      1,485         39,145
Methode Electronics                                       18,085        297,317
Micrel                                                    33,620        284,089
Microtune*                                                46,800        305,604
OmniVision Technologies*                                  18,505        289,603
ON Semiconductor*+                                        28,095        249,484
Parametric Technology*                                     1,230         21,956
Perot Systems*                                            22,285        300,848
Plexus*                                                    8,395        220,453
PMC-Sierra*                                               46,015        300,938
Sapient*                                                  33,665        296,589
Semtech*                                                  19,150        297,208
Skyworks Solutions*                                       36,640        311,440
SRA International, Class A*                               10,220        300,979
Starent Networks*                                         14,975        273,294
Sybase*                                                   13,780        359,519
Sykes Enterprises*                                        15,740        283,320
TTM Technologies*                                          2,875         33,523
Varian*                                                    1,515         98,930
Zoran*                                                    13,950        314,015
--------------------------------------------------------------------------------
                                                                      8,518,896
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 13.3%
Acuity Brands                                              7,700        346,499
Apogee Enterprises                                        14,255        243,903
AptarGroup                                                 9,225        377,394
Brady, Class A                                             9,180        322,126
Buckeye Technologies*                                     11,700        146,250
Dycom Industries*                                         11,280        300,612
EnerSys*                                                  11,650        290,784
Ferro                                                     13,990        290,013
Georgia Gulf+                                             41,795        276,683
Glatfelter                                                19,060        291,809
Greif                                                      5,215        340,905
Hexcel*                                                   14,110        342,591
Interface                                                 16,865        275,237
Mueller Industries                                        10,690        309,903
Olin                                                      15,995        309,183
Perini*                                                    6,450        267,159
Quanex                                                     6,368        330,499
Rock-Tenn                                                 11,900        302,379
Schnitzer Steel Industries, Class A                        4,885        337,700
Silgan Holdings                                            5,725        297,357
Simpson Manufacturing+                                    11,235        298,739
Terra Industries*                                          3,390        161,906
Wausau Paper                                              28,495        256,170
Worthington Industries                                    15,545        277,945
--------------------------------------------------------------------------------
                                                                      6,993,746
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Small Cap Fund - (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 100.2% (CONTINUED)                     SHARES        VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 10.5%
Align Technology*                                         17,305  $     288,647
Alkermes*                                                 21,745        339,005
Applera*                                                  19,625        311,449
Bio-Rad Laboratories*                                      1,140        118,127
Cepheid*                                                   1,790         47,167
Cubist Pharmaceuticals, Inc.*                             14,315        293,601
Enzon Pharmaceuticals*+                                   12,797        121,955
ev3*                                                      23,115        293,792
Hologic*                                                   8,765        601,629
Illumina*                                                  1,185         70,223
Immucor*                                                  10,825        367,941
Invacare                                                  11,655        293,706
Isis Pharmaceuticals*+                                     3,121         49,156
LifeCell*                                                  7,400        319,014
Luminex*                                                   7,395        120,095
Medicis Pharmaceutical, Class A                            3,795         98,556
Merit Medical Systems*                                    11,185        155,472
Myriad Genetics*                                           6,625        307,533
Owens & Minor                                              7,815        331,590
Perrigo                                                   10,964        383,849
Regeneration Technologies*                                31,090        269,861
STERIS                                                    11,720        338,005
--------------------------------------------------------------------------------
                                                                      5,520,373
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 10.1%
Callaway Golf                                             17,265        300,929
Cenveo*                                                    9,410        164,393
CKE Restaurants                                           20,120        265,584
Cox Radio, Class A*                                       24,025        291,904
Iconix Brand Group*                                          265          5,210
IKON Office Solutions                                     23,785        309,680
Kforce*                                                   27,765        270,709
MPS Group*                                                27,835        304,515
Nu Skin Enterprises, Class A                              17,585        288,922
Rent-A-Center*                                            19,615        284,810
Rollins                                                   14,675        281,760
RSC Holdings*                                             20,565        258,091
Sealy+                                                    24,485        273,987
Sinclair Broadcast Group, Class A                         30,540        250,733
Sonic*                                                    13,514        295,957
Spherion*                                                 36,855        268,304
Tetra Tech*                                               14,625        314,437
Texas Roadhouse*                                          22,550        249,403
TiVo*                                                      2,600         21,684
TrueBlue*                                                 16,720        242,106
Valassis Communications*                                   2,985         34,895
Waste Connections*                                        11,190        345,770
--------------------------------------------------------------------------------
                                                                      5,323,783
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 9.0%
Actuant, Class A                                          10,410        354,044
Applied Industrial Technologies                           10,230        296,875
Arris Group*                                              30,140        300,797
Champion Enterprises*                                     34,570        325,649
CTS                                                       26,620        264,337
Darling International*                                    26,370        304,837
Kulicke & Soffa Industries*                               40,545        278,139
Moog, Class A*                                             6,985        319,983
MTS Systems                                                6,985        298,050
Nordson                                                    6,265        363,118
Orbital Sciences*                                         13,080        320,722
Plantronics                                               12,285        319,410
Technitrol                                                10,735        306,806
Teledyne Technologies*                                     6,160        328,513
Woodward Governor                                          4,930        334,994
--------------------------------------------------------------------------------
                                                                      4,716,274
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 7.0%
AirTran Holdings*                                         24,880        178,141
American Axle & Manufacturing Holdings                    15,370        286,189
Cooper Tire & Rubber                                      14,530        240,907
Fleetwood Enterprises*                                    43,940        262,761
Heartland Express                                         20,230        286,861
JetBlue Airways*                                          29,920        176,528
Lear*                                                     12,170        336,623
Monaco Coach                                              28,070        249,262
Polaris Industries                                         3,600        171,972
SkyWest                                                   11,959        321,099
Tenneco*                                                  11,915        310,624
Wabtec                                                     9,365        322,531
Werner Enterprises                                        16,495        280,910
Winnebago Industries                                      13,010        273,470
--------------------------------------------------------------------------------
                                                                      3,697,878
--------------------------------------------------------------------------------

ENERGY -- 4.0%
Berry Petroleum                                            3,885        172,688
Bois d'Arc Energy*                                        14,140        280,679
Comstock Resources*                                        9,430        320,621
Concho Resources*                                          2,400         49,464
Crosstex Energy                                            1,035         38,543
Energy Partners*                                          22,380        264,308
EXCO Resources*                                           19,555        302,711
Gulfport Energy*                                          15,500        283,030
Petrohawk Energy*                                          4,765         82,482
PetroQuest Energy*                                        19,980        285,714
--------------------------------------------------------------------------------
                                                                      2,080,240
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Small Cap Fund - (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 100.2% (CONTINUED)                     SHARES        VALUE
--------------------------------------------------------------------------------

UTILITIES -- 3.9%
Centennial Communications*                                 1,260  $      11,705
Cleco                                                     11,745        326,511
El Paso Electric*                                         11,695        299,041
Piedmont Natural Gas                                      12,680        331,709
Premiere Global Services*                                 21,260        315,711
Time Warner Telecom, Class A*                             18,575        376,887
Westar Energy                                             13,990        362,901
--------------------------------------------------------------------------------
                                                                      2,024,465
--------------------------------------------------------------------------------

OTHER -- 2.8%
Compass Diversified Holdings                               6,730        100,277
iShares Russell 2000 Index Fund                           17,030      1,295,132
Marathon Acquisition*                                      8,345         64,924
--------------------------------------------------------------------------------
                                                                      1,460,333
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.2%
Casey's General Stores                                    10,935        323,785
Ruddick                                                    8,725        302,496
--------------------------------------------------------------------------------
                                                                        626,281
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  52,645,279
--------------------------------------------------------------------------------

INVESTMENT FUND -- 6.0%
BlackRock Institutional
Money Market Trust, 4.78% ** ^                         3,156,427  $   3,156,427
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 0.2%
PNC Bank Money Market Fund, 3.51% ^                      119,089  $     119,089
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 106.4%
(Cost $55,764,599)                                                $  55,920,795

LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.4%)                      (3,369,334)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  52,551,461
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2007, was $2,958,192.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2007.

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Small Cap Value Opportunities Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 96.2%                                  SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 21.6%
1st Source                                                52,800  $     913,968
American Physicans Capital                                34,300      1,422,078
Argo Group International Holdings*                        14,570        613,834
ASTA Funding                                              21,032        556,086
Banner                                                    23,930        687,509
BioMed Realty Trust                                       35,570        824,157
Boston Private Financial Holdings+                        28,550        773,134
Centennial Bank Holdings*                                126,600        731,748
CNA Surety*                                               64,900      1,284,371
Corporate Office Properties Trust                         12,200        384,300
DiamondRock Hospitality                                   41,390        620,022
EastGroup Properties                                      15,460        647,001
Encore Capital Group*                                     71,920        696,186
First State Bancorp                                       71,400        992,460
FPIC Insurance Group*                                     48,570      2,087,538
Hanmi Financial                                           58,685        505,865
Hanover Insurance Group                                   23,400      1,071,720
Imperial Capital Bancorp                                  24,700        452,010
Interactive Brokers Group, Class A*                       28,020        905,606
Interactive Data                                          20,700        683,307
Investment Technology Group*                              17,890        851,385
IPC Holdings                                              26,340        760,436
Max Capital Group                                         52,100      1,458,278
Mercer Insurance Group                                    16,700        299,932
Mid-America Apartment Communities                         14,886        636,377
Midland                                                   11,400        737,466
MoneyGram International+                                  41,720        641,236
Navigators Group*                                         16,930      1,100,450
NGP Capital Resources+                                    51,690        807,915
Online Resources*                                         38,630        460,470
Platinum Underwriters Holdings                            11,410        405,740
Potlatch                                                  18,370        816,363
ProAssurance*                                             15,460        849,063
Renasant                                                  32,220        694,985
RLI                                                       11,300        641,727
S1*                                                       72,240        527,352
Signature Bank*                                           30,230      1,020,263
Strategic Hotels & Resorts                                44,820        749,839
SVB Financial Group*                                      15,640        788,256
Taylor Capital Group                                      34,700        707,880
TNS*                                                      38,440        682,310
TradeStation Group*                                       50,270        714,337
UCBH Holdings+                                            43,800        620,208
UMB Financial                                             25,550        980,098
United America Indemnity, Class A*                        92,780      1,848,177
United Financial Bancorp                                     698          7,744
United Fire & Casualty                                    35,200      1,023,968
--------------------------------------------------------------------------------
                                                                     37,685,155
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 15.4%
Aaron Rents                                               62,000      1,192,880
American Greetings, Class A                               60,102      1,220,071
Belo, Class A                                             42,000        732,480
BJ's Wholesale Club*+                                     29,830      1,009,149
Bob Evans Farms                                           44,400      1,195,692
Bright Horizons Family Solutions*                         12,130        418,970
Brink's                                                   18,000      1,075,320
Brown Shoe                                                22,240        337,381
Buckle                                                    42,600      1,405,800
Callaway Golf                                            111,610      1,945,362
Charming Shoppes*                                        101,100        546,951
Crown Crafts*                                             21,250         74,375
FTI Consulting*                                           11,730        723,037
Hanesbrands*+                                             42,100      1,143,857
JAKKS Pacific*                                            53,500      1,263,135
K-Swiss, Class A                                          56,850      1,028,985
LECG*                                                     31,510        474,541
Movado Group                                              16,540        418,297
Penske Automotive Group, Inc.                             50,300        878,238
PeopleSupport*                                            25,590        350,071
R.G. Barry*                                               20,300        143,115
Ritchie Bros Auctioneers                                   9,200        760,840
Shanda Interactive Entertainment ADR*                     16,100        536,774
Steiner Leisure*                                          30,600      1,351,296
Steinway Musical Instruments*                             18,730        516,386
Take-Two Interactive Software*+                           28,740        530,253
Tempur-Pedic International                                20,700        537,579
Toro                                                      23,300      1,268,452
Tupperware Brands                                         60,100      1,985,103
United Online                                             81,600        964,512
Waste Connections*                                        13,900        429,510
Xinhua Finance Media ADR*+                                68,780        412,680
Zones*                                                    11,300        122,379
--------------------------------------------------------------------------------
                                                                     26,993,471
--------------------------------------------------------------------------------

ENERGY -- 13.2%
Basic Energy Services*                                     8,100        177,795
Berry Petroleum, Class A                                  24,300      1,080,135
Bill Barrett*+                                            22,810        955,055
Bolt Technology*                                          13,700        520,326
Cimarex Energy                                            51,000      2,169,030
Delek US Holdings                                         22,500        455,175
Encore Acquisition*                                       67,670      2,258,148
Grey Wolf*                                                23,400        124,722
Helmerich & Payne                                         54,800      2,195,836
Hornbeck Offshore Services*+                              24,300      1,092,285
ICO*                                                      86,800      1,114,512
Lufkin Industries                                         23,300      1,334,857
Matrix Service*                                          101,860      2,222,585
Parker Drilling*                                          45,200        341,260
Penn Virginia Corporation                                 21,470        936,736
Petrohawk Energy*                                         31,940        552,881
Petroleum Development*                                    17,050      1,008,167

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Small Cap Value Opportunities Fund - (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 96.2% (CONTINUED)                        SHARES      VALUE
--------------------------------------------------------------------------------

ENERGY -- 13.2% (CONTINUED)
Southwestern Energy*+                                     18,200  $   1,014,104
Trico Marine Services*                                    27,460      1,016,569
W-H Energy Services*                                      17,800      1,000,538
Whiting Petroleum*+                                       27,000      1,556,820
--------------------------------------------------------------------------------
                                                                     23,127,536
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 11.3%
American Vanguard                                         20,980        364,003
Apogee Enterprises                                        28,430        486,437
Arch Chemicals                                            11,810        434,018
Barnes Group                                              30,250      1,010,048
Century Aluminum*                                          5,600        302,064
Chase                                                     21,500        542,875
Coeur d'Alene Mines*+                                    164,430        812,284
Compass Minerals International                            25,170      1,031,970
DuPont Fabros Technology+                                 17,490        342,804
Eastern                                                   11,849        217,311
EnerSys*                                                  33,590        838,406
Kaiser Aluminum                                           11,350        902,098
Kaydon+                                                   17,400        948,996
KHD Humboldt Wedag International*                         27,550        825,949
Koppers Holdings                                          18,600        804,264
L.B. Foster, Class A*                                     14,770        764,052
LSB Industries*                                           27,400        773,228
Minerals Technologies                                     15,490      1,037,056
North American Galvanizing & Coatings*                   127,200        772,104
NOVA Chemicals                                            18,400        595,976
Olin                                                      30,000        579,900
Quanex                                                    37,200      1,930,680
Schnitzer Steel Industries, Class A                       32,500      2,246,724
Sterling Construction*                                    23,850        520,407
Universal Stainless & Alloy Products*                      7,500        266,775
W.R. Grace*                                               20,700        541,926
--------------------------------------------------------------------------------
                                                                     19,892,355
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 9.6%
ACCO Brands*                                              68,000      1,090,720
Applied Industrial Technologies                           22,500        652,950
Audiovox, Class A*                                        28,370        351,788
Cascade                                                   29,900      1,389,154
Gehl*                                                     13,700        219,748
Hurco*                                                    35,700      1,558,304
Kadant*                                                   34,900      1,035,483
Ladish*                                                   12,840        554,560
Lincoln Electric Holdings                                 12,200        868,396
LMI Aerospace*                                            25,790        683,693
Measurement Specialties*                                  24,000        530,400
Moog, Class A*                                            15,050        689,441
Park-Ohio Holdings*                                       14,400        361,440
Plantronics                                               29,870        776,620
Powell Industries*                                        15,280        673,390
Preformed Line Products                                    7,500        446,250
Regal-Beloit+                                             11,710        526,365
Trinity Industries+                                       24,600        682,896
Trio-Tech International*                                  19,500        178,425
Triumph Group                                              9,200        757,620
Verigy Limited*                                           61,075      1,659,407
VSE                                                       24,000      1,172,160
--------------------------------------------------------------------------------
                                                                     16,859,210
--------------------------------------------------------------------------------

UTILITIES -- 7.0%
Alaska Communications Systems Group                       85,900      1,288,500
Allete                                                    14,780        584,992
Central Vermont Public Service                            39,900      1,230,516
El Paso Electric*                                         32,730        836,906
Integrys Energy Group                                     23,090      1,193,522
New Jersey Resources                                      27,890      1,395,058
Northwest Natural Gas                                     34,100      1,659,306
NTELOS Holdings                                           35,120      1,042,713
PAETEC Holding*                                           71,890        700,928
Suburban Propane Partners                                 11,100        450,438
UGI                                                       40,000      1,090,000
WGL Holdings                                              24,100        789,516
--------------------------------------------------------------------------------
                                                                     12,262,395
--------------------------------------------------------------------------------

TECHNOLOGY -- 5.8%
Ariba*                                                    60,610        675,802
Avici Systems*                                            38,100        302,133
Bottomline Technologies*                                  36,660        513,240
BroadVision*                                             133,200        238,428
Corel*                                                    11,300        120,910
DRS Technologies                                          11,500        624,105
EMS Technologies*                                         23,900        722,736
Interwoven*                                               25,890        368,156
Ixia*                                                     85,590        811,393
Plexus*                                                   31,950        839,007
Progress Software*                                        28,780        969,310
Semtech*                                                  35,430        549,874
SonicWALL*                                                59,920        642,342
UTEK                                                      25,500        336,600
Varian*                                                   11,520        752,256
Website Pros*                                             46,830        543,696
Zoran*                                                    48,260      1,086,333
--------------------------------------------------------------------------------
                                                                     10,096,321
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 4.5%
AAR*                                                      27,540      1,047,346
AirTran Holdings*+                                       180,000      1,288,800
Atlas Air Worldwide Holdings*                             11,110        602,384
Cooper Tire & Rubber                                      26,300        436,054
Greenbrier                                                15,900        353,934
Hayes Lemmerz International*                             149,929        685,176
Republic Airways Holdings*                                28,710        562,429
TBS International, Class A*                               15,700        519,042
Titan International                                       32,430      1,013,762
Tsakos Energy Navigation                                  18,400        681,352
Werner Enterprises+                                       43,700        744,211
--------------------------------------------------------------------------------
                                                                      7,934,490
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Small Cap Value Opportunities Fund - (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 96.2% (CONTINUED)                      SHARES        VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 4.2%
Alliance Imaging*                                         83,190  $     800,288
Amedisys*                                                 19,580        950,022
AMERIGROUP*                                               22,500        820,125
Analogic                                                  25,382      1,718,869
Axcan Pharma*                                             67,550      1,553,650
Owens & Minor                                             16,980        720,461
STERIS                                                    27,810        802,040
--------------------------------------------------------------------------------
                                                                      7,365,455
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.6%
Chiquita Brands International*                            26,550        488,255
Del Monte Foods                                           85,300        806,938
Flowers Foods                                             46,640      1,091,842
Fresh Del Monte Produce*                                  26,300        883,154
Ingles Markets, Class A                                   41,500      1,053,685
Lance                                                     14,789        301,991
Longs Drug Stores                                         15,770        741,190
Nutraceutical International*                              20,000        265,000
Susser Holdings*                                          36,080        739,640
--------------------------------------------------------------------------------
                                                                      6,371,695
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 168,588,083
--------------------------------------------------------------------------------

INVESTMENT FUND -- 7.7%
BlackRock Institutional
Money Market Trust, 4.78% ** ^                        13,503,775  $  13,503,775
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 4.0%
PNC Bank Money Market Fund, 3.51% ^                    7,072,526  $   7,072,526
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 107.9%
(Cost $184,579,500)                                               $ 189,164,384

LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.9%)                     (13,789,944)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 175,374,440
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2007, was $12,333,927.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2007.

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Strategic Value and High Income Fund -December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
                                                        SHARES        VALUE
--------------------------------------------------------------------------------

AFFILIATED EQUITY FUND -- 56.1%
Touchstone Funds Group Trust
Diversified Small Cap Value Fund*                         40,654  $     541,100
-------------------------------------------------------------------------------

AFFILIATED FIXED INCOME FUND -- 40.7%
Touchstone Investment
Trust High Yield Fund**                                   43,942  $     392,399
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 96.8%
(Cost $1,130,908)                                                 $     933,499

OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.2%                            30,653
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $     964,152
================================================================================

*     Affiliated Fund, sub-advised by Clover Capital Management, Inc.

**    Affiliated Fund, sub-advised by Fort Washington Investment Advisers, Inc.

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Tax Exempt Bond Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL                                                             MARKET
AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

              MUNICIPAL BONDS -- 98.2%
              ALABAMA -- 1.1%
$  1,000,000  Bessemer RB, AMBAC, Callable
              02/01/10 @ 102, 5.600%, 2/1/30                      $   1,054,470
--------------------------------------------------------------------------------

              CALIFORNIA -- 11.4%
   2,000,000  California Health Facilities Finance
              Authority RB, St. Francis Memorial
              Hospital, Ser C, ETM, 5.875%, 11/1/23                   2,383,160
   1,840,000  California State GO, Callable
              02/01/13 @ 100, 5.250%, 2/1/33                          1,895,274
   2,000,000  California State GO, Callable
              09/01/16 @ 100, 4.750%, 9/1/30                          1,956,400
   2,000,000  California State, Department of
              Veteran Affairs Home Purchase RB,
              Ser A, Callable 11/30/11 @ 101,
              4.400%, 12/1/21                                         1,976,160
   2,000,000  California State, Economic Recovery
              GO, Ser A, Callable 07/01/11 @ 100,
              5.000%, 7/1/17                                          2,107,460
     500,000  California State, Statewide
              Communities Developmental
              Authority, Pollution Control RB,
              Southern California Edison,
              Ser A, XLCA, 4.100%, 4/1/28                               509,200
     285,000  Stockton Housing Facility RB,
              O'Connor Woods Project,
              Ser A, ETM, GNMA, Callable
              05/06/05 @  100, 5.200%, 9/20/09                          285,490
--------------------------------------------------------------------------------
                                                                     11,113,144
--------------------------------------------------------------------------------

              COLORADO -- 2.1%
   1,000,000  Colorado Health Facilities Authority
              RB, Parkview Medical Center
              Project, 5.000%, 9/1/37                                   943,920
   1,000,000  South Suburban Park & Recreation
              District GO, AMBAC, Callable
              09/15/10 @ 100, 5.375%, 9/15/18                         1,058,020
--------------------------------------------------------------------------------
                                                                      2,001,940
--------------------------------------------------------------------------------

              DELAWARE -- 1.1%
   1,000,000  Delaware State, Economic
              Development Authority,
              Pollution Control RB, Delmarva
              Power, AMBAC, Callable
              05/01/11 @ 100 (A), 4.900%, 5/1/26                      1,039,810
--------------------------------------------------------------------------------

              DISTRICT OF COLUMBIA -- 1.4%
   1,000,000  District of Columbia RB, Howard
              University Project, MBIA, 5.500%,
              10/1/16                                                 1,132,240
     200,000  Washington D.C., Convention
              Center Authority RB, Dedicated
              Tax Revenue, Senior Lien, AMBAC,
              Callable 10/01/08 @ 101,
              5.250%, 10/1/09                                           205,320
--------------------------------------------------------------------------------
                                                                      1,337,560
--------------------------------------------------------------------------------

              FLORIDA -- 1.2%
     405,000  Orlando Utilities Commission,
              Water & Electric RB, Callable
              10/01/11 @ 101, 5.250%, 10/1/20                           431,912
     685,000  Orlando Utilities Commission,
              Water & Electric RB, Pre-Refunded
              10/01/11 @ 101, 5.250%, 10/1/20                           741,814
--------------------------------------------------------------------------------
                                                                      1,173,726
--------------------------------------------------------------------------------

              GEORGIA -- 2.5%
   2,000,000  Henry County, Water & Sewer
              Authority RB, AMBAC,
              6.150%, 2/1/20                                          2,389,640
--------------------------------------------------------------------------------

              HAWAII -- 2.0%
   1,680,000  Honolulu, City & County GO,
              Ser B, ETM, 8.000%, 10/1/10                             1,892,436
--------------------------------------------------------------------------------

              ILLINOIS -- 11.4%
   5,000,000  Chicago Board of Education
              UTGO (B), .000%, 12/1/23                                2,346,450
   1,000,000  Chicago, Park District GO,
              Aquarium & Museum Project,
              FGIC, Callable 01/01/08 @ 100,
              5.500%, 1/1/10                                          1,001,910
   2,350,000  Illinois Development Finance
              Authority RB, Elgin School District
              Project, FSA (B), .000%, 1/1/18                         1,549,261
   1,000,000  Illinois Health Facilities Authority
              RB, Hospital Sisters Services
              Project, Ser A, MBIA, Callable
              06/01/08 @ 101, 5.250%, 6/1/12                          1,017,950
   1,000,000  Illinois State, Toll Highway Authority
              Revenue RB, Senior Priority,
              Ser A-1, Callable 07/01/2016 @
              100, 5.000%, 1/1/26                                     1,047,950
   1,200,000  Metropolitan Pier & Exposition
              Authority RB, Illinois Dedicated
              State Tax Revenue, AMBAC, Callable
              06/01/07 @ 101, 5.125%, 6/1/13                          1,213,896
     500,000  Metropolitan Pier & Exposition
              Authority RB, Illinois Dedicated
              State Tax Revenue, Ser A, FGIC,
              5.500%, 12/15/23                                          568,750

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Tax Exempt Bond Fund - (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                             MARKET
AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

              MUNICIPAL BONDS -- 98.2% (CONTINUED)
              ILLINOIS -- 11.4% (CONTINUED)
$    500,000  Metropolitan Pier & Exposition
              Authority RB, Illinois Dedicated
              State Tax Revenue, Ser A, FGIC,
              ETM, 5.500%, 12/15/23                               $     576,085
   2,000,000  Will County, Community School
              District GO, USD #365, FSA (B),
              .000%, 11/1/12                                          1,683,200
--------------------------------------------------------------------------------
                                                                     11,005,452
--------------------------------------------------------------------------------

              INDIANA -- 4.5%
   1,000,000  Indiana Transportation Finance
              Authority RB, Ser A, MBIA,
              6.800%, 12/1/16                                         1,170,340
   3,000,000  Indiana University RB, Student
              Fee, Ser P, AMBAC, Callable
              01/01/10 @ 100, 5.000%, 8/1/18                          3,192,390
--------------------------------------------------------------------------------
                                                                      4,362,730
--------------------------------------------------------------------------------

              KENTUCKY -- 1.2%
   1,050,000  Kentucky State, Property & Buildings
              Commission RB, Project
              Number 67, Pre-Refunded 09/01/10 @
              100, 5.625%, 9/1/13                                     1,116,749
--------------------------------------------------------------------------------

              LOUISIANA -- 2.3%
   2,115,000  Louisiana Public Facilites Authority
              RB, Franciscan Missionaries
              Project, Ser A, FSA, 5.500%, 7/1/11                     2,258,968
--------------------------------------------------------------------------------

              MASSACHUSETTS -- 3.4%
   1,000,000  Massachusetts State, Housing
              Finance Agency RB, Ser B, MBIA,
              Callable 06/01/08 @ 101,
              5.300%, 12/1/17                                         1,009,440
      70,000  Massachusetts State, Special
              Obligation RB, Consolidated
              Loan, Ser A, Callable 06/01/08 @ 101,
              5.000%, 6/1/15                                             71,211
     930,000  Massachusetts State, Special
              Obligation RB, Consolidated
              Loan, Ser A, Pre-Refunded 06/01/08 @
              101, 5.000%, 6/1/15                                       945,233
   1,060,000  Massachusetts State, Water Resources
              Authority RB, Ser D, MBIA,
              GOA, 6.000%, 8/1/14                                     1,220,495
--------------------------------------------------------------------------------
                                                                      3,246,379
--------------------------------------------------------------------------------

              MISSISSIPPI -- 0.8%
     745,000  Mississippi Development Bank RB,
              Capital Project & Equipment
              Acquisition, Ser A2, AMBAC,
              5.000%, 7/1/24                                            744,173
--------------------------------------------------------------------------------

              NEVADA -- 2.1%
   2,000,000  Nevada Systems, Higher Education
              University RB, Ser B, AMBAC,
              Callable, 01/01/16 @ 100,
              5.000%, 7/1/35                                          2,069,280
--------------------------------------------------------------------------------

              NEW JERSEY -- 0.5%
     150,000  New Jersey State GO, Ser D,
              6.000%, 2/15/11                                           162,462
     250,000  New Jersey State, Transportation
              System RB, Ser A, 5.625%, 6/15/14                         281,995
--------------------------------------------------------------------------------
                                                                        444,457
--------------------------------------------------------------------------------

              NEW YORK -- 10.8%
   3,715,000  New York City, Transitional Finance
              Authority RB, Ser A, Callable
              11/01/11 @ 100 (A), 5.500%, 5/1/08                      4,001,315
   1,000,000  New York State, Mortgage Agency
              RB, Homeowner Mortgage,
              Ser 80, Callable 03/01/09 @ 101,
              5.100%, 10/1/17                                         1,021,390
   3,000,000  New York State, Municipal Bond
              Bank Agency RB, Special School
              Purpose, Ser C, Callable
              06/01/2013 @ 100, 5.500%, 6/1/15                        3,260,160
   2,000,000  New York State, Thruway Authority
              RB, Highway and Bridge Project,
              Callable 04/01/12 @ 100,
              5.500%, 4/1/15                                          2,159,040
--------------------------------------------------------------------------------
                                                                     10,441,905
--------------------------------------------------------------------------------

              NORTH CAROLINA -- 5.1%
     230,000  Charlotte, Mecklenburg Hospital
              Authority, North Carolina Health
              Care Systems RB, Ser A, Pre-Refunded
              01/15/11 @ 101, 5.000%, 1/15/31                           244,191
     770,000  Charlotte, Mecklenburg Hospital
              Authority, North Carolina Health
              Care Systems RB, Ser A,
              Unrefunded, 5.000%, 1/15/31                               771,101
   2,200,000  Greensboro, Enterprise System RB,
              5.250%, 6/1/24                                          2,488,750
   1,380,000  University of North Carolina
              Wilmington, RB, AMBAC,
              Callable 01/01/13 @ 100,
              5.250%, 1/1/21                                          1,472,929
--------------------------------------------------------------------------------
                                                                      4,976,971
--------------------------------------------------------------------------------

              PENNSYLVANIA -- 14.2%
   1,345,000  Chester County, Health & Education
              Facilities Authority RB, Devereux
              Foundation, Callable 11/01/16
              @ 100, 5.000%, 11/1/22                                  1,349,681

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Tax Exempt Bond Fund - (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                             MARKET
AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

              MUNICIPAL BONDS -- 98.2% (CONTINUED)
              PENNSYLVANIA -- 14.2 (CONTINUED)
$  2,730,000  Coatesville School District
              GO, FSA, Callable 08/15/14 @ 100,
              5.250%, 8/15/18                                     $   2,963,059
     270,000  Coatesville School District GO, FSA,
              Pre-Refunded 8/15/14 @ 100,
              5.250%, 8/15/18                                           299,047
   3,000,000  Delaware County Authority,
              Hospital RB, Crozer Keystone
              Obigation Group A, Callable
              12/15/16 @ 100, 5.000%, 12/15/26                        2,784,689
   1,000,000  Owen J Roberts School District,
              FSA, Callable 05/15/2016 @ 100,
              4.750%, 5/15/25                                         1,027,060
   1,035,000  Pennsylvania State, Higher
              Educational Facilities Authority
              RB, Saint Joseph's University,
              Callable 05/01/06 @ 100
              (LOC: Allied Irish Banks PLC) (A),
              5.000%, 5/1/11                                          1,036,346
   1,000,000  Pennsylvania State, Public School
              Building Authority RB, Harrisburg
              Area Community College Project,
              AMBAC, Callable 04/01/14 @ 100,
              5.250%, 4/1/24                                          1,065,460
   1,500,000  Philadelphia, Authority for Industrial
              Development Lease Revenue RB,
              Ser B, FSA, Callable 10/01/11 @ 101,
              5.500%, 10/1/12                                         1,635,914
   1,075,000  Philadelphia, Hospital & Higher
              Education Authority RB,
              Presbyterian Medical Center Project,
              ETM, 6.500%, 12/1/11                                    1,152,895
     525,000  Philadelphia, Water & Waste Water RB,
              MBIA, 6.250%, 8/1/09                                      550,510
--------------------------------------------------------------------------------
                                                                     13,864,661
--------------------------------------------------------------------------------

              PUERTO RICO -- 0.8%
     250,000  Puerto Rico, Commonwealth Public
              Improvements, Ser A,
              5.000%, 7/1/09                                            257,318
     500,000  Puerto Rico, Electric Power
              Authority RB, Ser RR, Callable
              07/01/15 @ 100, 5.000%, 7/1/29                            549,790
--------------------------------------------------------------------------------
                                                                        807,108
--------------------------------------------------------------------------------

              RHODE ISLAND -- 1.3%
   1,000,000  Rhode Island, Depositors Economic
              Protection Authority RB, Special
              Obligation, Ser A, ETM, 6.375%, 8/1/22                  1,262,370
--------------------------------------------------------------------------------

              SOUTH CAROLINA -- 6.5%
   2,530,000  Darlington County, Water & Sewer
              Authority RB, AMBAC, Callable
              12/01/12 @ 101, 5.625%, 12/1/23                         2,760,989
   3,415,000  South Carolina State, Public Service
              Authority RB, Ser A, AMBAC Callable
              01/01/14 @ 100, 5.000%, 1/1/39                          3,498,497
--------------------------------------------------------------------------------
                                                                      6,259,486
--------------------------------------------------------------------------------

              TEXAS -- 6.0%
      10,000  Duncanville, Independent School
              District, GO, PSF-GTD, Callable
              02/15/13 @ 100, 5.650%, 2/15/28                            10,781
   1,340,000  Duncanville, Independent School
              District, GO, PSF-GTD, Pre-Refunded
              02/15/13 @ 100, 5.650%, 2/15/28                         1,485,109
     975,000  Fort Worth Water & Sewer RB,
              Unrefunded, 5.750%, 2/15/14                             1,033,734
   1,850,000  Harris County, Healthcare Facilities
              Development Authority RB, Christus
              Health Project, Ser A, MBIA, Callable
              07/01/09 @ 101, 5.375%, 7/1/24                          1,930,271
   1,250,000  Texas Water Development Board RB,
              Revolving Fund, Senior Lein,
              Ser B, Callable 01/15/10 @ 100,
              5.500%, 7/15/15                                         1,304,525
--------------------------------------------------------------------------------
                                                                      5,764,420
--------------------------------------------------------------------------------

              WASHINGTON -- 4.5%
   1,000,000  Central Pugent Sound, Regional
              Transportation Authority RB, Sales
              Tax & Motor Project, FGIC,
              5.250%, 2/1/21                                          1,105,890
   1,000,000  Clark County, School District
              No. 177 GO, AMBAC,
              5.250%, 12/1/14                                         1,107,430
   1,000,000  Washington State GO, Ser A, FSA,
              5.000%, 7/1/20                                          1,062,170
   1,000,000  Washington State, Economic
              Development Finance Authority,
              Biomedical Research Property II RB,
              MBIA, Callable 12/01/15 @ 100,
              5.250%, 6/1/19                                          1,079,850
--------------------------------------------------------------------------------
                                                                      4,355,340
--------------------------------------------------------------------------------

              TOTAL MUNICIPAL BONDS                               $  94,983,175
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Tax Exempt Bond Fund - (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
SHARES                                                                VALUE
--------------------------------------------------------------------------------

              CASH EQUIVALENT -- 0.9%
     845,378  ABN Amro Tax Exempt
              Money Market Fund, 2.890%^                          $     845,378
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 99.1%
              (Cost $92,751,539)                                  $  95,828,553

              OTHER ASSETS IN
              EXCESS OF LIABILITIES -- 0.9%                             845,693
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                $  96,674,246
================================================================================

^     The rate shown is the 7-day effective yield as of December 31, 2007.

(A) Variable rate security - the rate reflected is the rate in effect on December 31, 2007.

(B) Zero coupon security - the rate reported was the effective yield at time of purchase.

AMBAC - American Municipal Bond Assurance Corporation

ETM - Escrowed to Maturity

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

GOA - General Obligation of Authority

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PLC - Public Limited Company

PSF-GTD - Permanent School Fund - Guaranteed

RB - Revenue Bond

USD - Unified School District

UTGO - Unlimited Tax General Obligation

XLCA - XL Capital Assurance

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Ultra Short Duration Fixed Income Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------


PRINCIPAL                                                             MARKET
AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

              U.S. GOVERNMENT MORTGAGE-BACKED
              OBLIGATIONS -- 67.8%
$     11,994  FHLMC CMO/REMIC Ser 1544,
                 Class L (A), 4.060%, 1/1/08                      $      11,961
   6,928,311  FHLMC CMO/REMIC Ser 2571,
                 Class FN (A), 5.300%, 1/15/08                        6,989,030
   1,234,038  FHLMC CMO/REMIC Ser 2575
                 Class LM, 4.500%, 5/15/32                            1,218,215
   1,854,026  FHLMC CMO/REMIC Ser 2586,
                 Class WA, 4.000%, 12/15/32                           1,802,649
   1,184,464  FHLMC CMO/REMIC Ser 2590,
                 Class UL, 3.750%, 3/15/32                            1,143,832
   1,594,825  FHLMC CMO/REMIC Ser 2594,
                 Class YA, 4.000%, 4/15/23                            1,563,118
     490,577  FHLMC CMO/REMIC Ser 2640,
                 Class OT, 2.000%, 4/15/22                              488,008
   1,413,043  FHLMC CMO/REMIC Ser 2649,
                 Class PJ, 3.500%, 6/15/33                            1,377,635
     672,707  FHLMC CMO/REMIC Ser 2684,
                 Class GN, 3.250%, 5/15/23                              668,949
     129,330  FHLMC CMO/REMIC Ser 2715,
                 Class QB, 3.500%, 9/15/22                              129,081
   1,200,108  FHLMC CMO/REMIC Ser 2744,
                 Class JX, 3.500%, 1/15/23                            1,192,500
   3,399,853  FHLMC CMO/REMIC Ser 2770,
                 Class FH (A), 5.050%, 1/15/08                        3,421,971
   1,795,707  FHLMC CMO/REMIC Ser 2886,
                 Class BF (A), 5.150%, 1/15/08                        1,803,539
   4,215,951  FHLMC CMO/REMIC Ser 2921,
                 Class JF (A), 5.150%, 1/15/08                        4,204,892
     324,442  FHLMC CMO/REMIC Ser 2925,
                 Class CF (A), 5.150%, 1/15/08                          319,584
   1,060,189  FHLMC CMO/REMIC Ser 2956,
                 Class YB, 6.950%, 1/15/35                            1,016,526
   2,403,641  FHLMC CMO/REMIC Ser 3025,
                 Class FC (A), 7.000%, 1/1/08                         2,316,290
   1,238,832  FHLMC CMO/REMIC Ser 3033,
                 Class BY (A), 7.000%, 1/1/08                         1,218,711
     736,541  FHLMC CMO/REMIC Ser 3038,
                 Class TA, 6.700%, 9/15/35                              722,357
     703,997  FHLMC CMO/REMIC Ser 3069,
                 Class KT, 7.000%, 10/15/34                             700,759
   4,328,548  FHLMC CMO/REMIC Ser 3092,
                 Class TA, 7.250%, 11/15/35                           4,309,567
   6,198,706  FHLMC CMO/REMIC Ser 3137,
                 Class PJ, 5.125%, 12/15/13                           6,214,387
     461,365  FHLMC CMO/REMIC Ser 3144,
                 Class TB, 7.200%, 3/15/34                              460,173
   4,999,680  FHLMC CMO/REMIC Ser 3157,
                 Class TB, 7.800%, 1/1/08                             5,042,817
   6,577,712  FHLMC CMO/REMIC Ser 3177,
                 Class SW, 7.650%, 1/15/08                            6,610,601
   1,451,380  FHLMC CMO/REMIC Ser 3251,
                 Class TA, 7.400%, 6/15/36                            1,448,000
         116  FHLMC Pool #184967, 7.750%, 8/1/08                            116
     219,651  FHLMC Pool #B15413, 8.000%, 3/1/11                        227,514
      58,319  FHLMC Pool #E64944, 7.000%, 7/1/11                         60,301
     394,786  FHLMC Pool #G11072, 7.500%, 12/1/15                       413,166
     896,219  FNMA CMO/REMIC Ser 2002-67,
                 Class AM, 5.000%, 11/25/15                             894,787
     346,673  FNMA CMO/REMIC Ser 2002-87,
                 Class PY, 3.920%, 9/25/27                              345,155
   1,745,285  FNMA CMO/REMIC Ser 2003-119,
                 Class PU, 4.000%, 11/25/33                           1,721,483
     733,851  FNMA CMO/REMIC Ser 2003-19,
                 Class ME, 4.000%, 1/25/33                              708,763
     817,167  FNMA CMO/REMIC Ser 2003-33,
                 Class AM, 4.250%, 5/25/33                              798,006
   1,229,472  FNMA CMO/REMIC Ser 2003-33,
                 Class AU, 4.000%, 3/25/33                            1,184,677
     997,911  FNMA CMO/REMIC Ser 2003-34,
                 Class AD, 4.000%, 1/25/32                              984,331
  10,868,258  FNMA CMO/REMIC Ser 2003-61,
                 Class FK (A), 6.370%, 1/25/08                       10,980,629
   3,844,103  FNMA CMO/REMIC Ser 2003-69,
                 Class NF (A), 6.630%, 1/1/08                         3,876,254
   4,773,155  FNMA CMO/REMIC Ser 2003-81,
                 Class FE (A), 5.370%, 1/25/08                        4,814,149
   3,271,270  FNMA CMO/REMIC Ser 2004-96,
                 Class LF (A), 5.870%, 1/25/08                        3,265,179
   1,247,802  FNMA CMO/REMIC Ser 2005-108,
                 Class GU, 5.750%, 7/25/35                            1,258,228
   3,137,395  FNMA CMO/REMIC Ser 2005-93,
                 Class XT, 7.000%, 1/1/08                             3,078,582
   3,387,128  FNMA CMO/REMIC Ser 2006-109,
                 Class JS (A), 6.750%, 1/1/08                         3,347,397
   5,511,022  FNMA CMO/REMIC Ser 2006-14,
                 Class DT, 7.000%, 1/1/08                             5,483,122
   1,566,109  FNMA CMO/REMIC Ser 2007-9,
                 Class YA, 5.500%, 3/25/37                            1,571,155
     127,493  FNMA Pool #190658, 7.000%, 2/1/09                         128,484
     104,541  FNMA Pool #253472, 7.500%, 9/1/10                         107,527
     167,390  FNMA Pool #519992, 7.000%, 10/1/14                        174,337
     240,725  FNMA Pool #534851, 7.500%, 4/1/15                         251,407
     167,805  FNMA Pool #535219, 7.500%, 3/1/15                         175,252
     131,223  FNMA Pool #535635, 8.500%, 6/1/12                         131,586
     751,791  FNMA Pool #555646, 7.500%, 9/1/16                         785,039
      38,043  GNMA ARM Pool #8103 (A),
                 5.625%, 2/20/16                                         38,582
      38,467  GNMA ARM Pool #8287 (A),
                 5.125%, 11/20/17                                        38,814
      61,484  GNMA ARM Pool #8297 (A),
                 5.125%, 12/20/17                                        62,315
     104,684  GNMA ARM Pool #8333 (A),
                 6.500%, 1/1/08                                         106,220
      54,968  GNMA ARM Pool #8345 (A),
                 5.875%, 4/20/18                                         55,569

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Ultra Short Duration Fixed Income Fund - (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                             MARKET
AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

              U.S. GOVERNMENT MORTGAGE-BACKED
              OBLIGATIONS -- 67.8% (CONTINUED)
$     78,424  GNMA ARM Pool #8366 (A),
                 6.375%, 1/1/08                                   $      79,438
       3,282  GNMA ARM Pool #8404 (A),
                 5.750%, 9/20/18                                          3,306
      32,594  GNMA ARM Pool #8405 (A),
                 6.000%, 9/20/18                                         32,761
       6,450  GNMA ARM Pool #8462 (A),
                 6.375%, 1/1/08                                           6,548
      49,568  GNMA ARM Pool #8489 (A),
                 6.500%, 1/1/08                                          50,110
   3,351,607  GNMA CMO/REMIC Ser 2003-34,
                 Class PM, 4.000%, 4/20/33                            3,161,578
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT
              MORTGAGE-BACKED OBLIGATIONS                         $ 106,797,019

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 21.0%
   2,000,000  FFCB, 5.250%, 9/27/11                                   2,006,646
   5,000,000  FHLB, 4.250%, 9/12/08                                   4,999,215
   3,000,000  FHLB (A), 6.125%, 8/20/08                               2,945,400
   3,000,000  FHLB (A), 9.000%, 8/16/22                               2,940,300
  10,000,000  FHLB Discount Note, 6/18/08                             9,815,200
   1,250,000  FHLMC, 5.000%, 1/25/11                                  1,256,824
   2,000,000  FNMA, 4.750%, 12/17/12                                  2,000,000
   2,000,000  FNMA, 5.000%, 12/20/12                                  2,001,658
   3,000,000  FNMA, 6.250%, 6/6/22                                    3,022,746
   2,000,000  FNMA, 6.000%, 9/24/27                                   2,021,820
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT
              AGENCY OBLIGATIONS                                  $  33,009,809

              CORPORATE BONDS -- 4.5%
              FINANCIALS -- 4.5%
   3,750,000  Countrywide Financial Corp,
                 MTN (A), 5.440%, 2/28/08+                            3,620,003
     500,000  John Deere Capital Corp,
                 MTN (A), 5.383%, 9/25/08                               500,129
   1,950,000  Merrill Lynch & Company,
                 MTN, 3.125%, 7/15/08                                 1,921,943
   1,000,000  Popular North America,
                 4.250%, 4/1/08                                         997,861
--------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS                               $   7,039,936

              COMMERCIAL PAPER -- 3.2%
   1,000,000  Gatx, 5.420%, 2/13/08                                     993,526
   1,000,000  General Mills, 5.500%, 1/24/08                            996,753
   1,000,000  Heinz (HJ) F, 5.500%, 1/3/08                              999,590
   1,000,000  Rio Tinto, 5.650%, 1/31/08                                995,893
   1,000,000  Sherwin Williams, 5.450%, 2/7/08                          994,399
--------------------------------------------------------------------------------
              TOTAL COMMERCIAL PAPER                              $   4,980,161

              MUNICIPAL BOND -- 1.6%
              PENNSYLVANIA -- 1.6%
   2,500,000  Pennsylvania State Tpk Commn
                 BANS, Ser B, 5.290%, 10/15/09                    $   2,515,150
--------------------------------------------------------------------------------

     FACE
    AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

              REPURCHASE AGREEMENT -- 1.9%
$  2,932,000  PNC Bank, National Association
                 3.72% dated 12/31/07 due
                 01/02/08 repurchase proceeds
                 $2,932,606 (Collateralized by
                 $3,485,000 U.S. Government
                 Obligation FGA 52120 6.50%
                 due 09/01/36; fair value
                 $3,598,263), 3.720%, 1/2/08                      $   2,932,000
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

              INVESTMENT FUND -- 2.3%
   3,637,500  BlackRock Institutional
                 Money Market Trust, 4.785% * ^                   $   3,637,500
--------------------------------------------------------------------------------

              CASH EQUIVALENT -- 0.0%
         765  BlackRock TempFund,
                 Institutional Shares, 4.835%^                    $         765
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES AND
              REPURCHASE AGREEMENT -- 102.3%
              (Cost $160,950,958)                                 $ 160,912,340
              LIABILITIES IN EXCESS
              OF OTHER ASSETS -- (2.3%)                              (3,639,714)
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                $ 157,272,626
================================================================================

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2007, was $3,620,003.

*     Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2007.

(A) Variable rate security - the rate reflected is the rate in effect on December 31, 2007.

ARM - Adjustable Rate Mortgage

BANS - Bond Anticipation Notes

CMO - Collateralized Mortgage Obligation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN - Medium Term Note

REMIC - Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Value Opportunities Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 95.5%                                  SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 24.2%
ACE                                                       46,850  $   2,894,393
Assurant                                                  42,100      2,816,490
Citigroup                                                 35,150      1,034,816
INVESCO ADR                                               61,350      1,925,163
JP Morgan Chase                                           61,200      2,671,380
Loews                                                     61,850      3,113,528
Morgan Stanley                                            37,000      1,965,070
PNC Financial Services Group                              51,550      3,384,257
RenaissanceRe Holdings                                    41,275      2,486,406
US Bancorp+                                               57,725      1,832,192
Wachovia+                                                 60,850      2,314,126
--------------------------------------------------------------------------------
                                                                     26,437,821
--------------------------------------------------------------------------------

ENERGY -- 16.0%
Cabot Oil & Gas                                           61,000      2,462,570
Chesapeake Energy                                         59,750      2,342,200
Chevron Texaco                                            33,750      3,149,888
Exxon Mobil                                               56,225      5,267,719
Noble Energy                                              27,350      2,174,872
Peabody Energy                                            34,100      2,101,924
--------------------------------------------------------------------------------
                                                                     17,499,173
--------------------------------------------------------------------------------

UTILITIES -- 14.8%
AT&T                                                      86,775      3,606,369
DPL*+                                                     73,275      2,172,604
Edison International                                      23,475      1,252,861
Exelon                                                    47,375      3,867,695
National Fuel Gas                                         60,100      2,805,468
Verizon Communications                                    56,325      2,460,839
--------------------------------------------------------------------------------
                                                                     16,165,836
--------------------------------------------------------------------------------

HEALTH CARE -- 12.4%
Abbott Laboratories                                       28,575      1,604,486
Barr Pharmaceuticals*                                     29,800      1,582,380
CVS/Caremark                                              76,225      3,029,943
Johnson & Johnson                                         25,000      1,667,500
McKesson                                                  26,350      1,726,189
Pfizer                                                   120,725      2,744,079
WellPoint*                                                13,350      1,171,196
--------------------------------------------------------------------------------
                                                                     13,525,773
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 10.7%
Altria Group                                              54,575      4,124,779
Carolina Group                                            20,200      1,723,060
HJ Heinz                                                  46,475      2,169,453
Kraft Foods, Class A                                     114,175      3,725,530
--------------------------------------------------------------------------------
                                                                     11,742,822
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 6.2%
McDonald's                                                38,350     2,259,199
Time Warner                                              130,800     2,159,508
Walt Disney                                               73,500     2,372,580
--------------------------------------------------------------------------------
                                                                     6,791,287
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 3.8%
General Electric                                          60,275     2,234,394
Joy Global                                                28,475     1,874,225
--------------------------------------------------------------------------------
                                                                     4,108,619
--------------------------------------------------------------------------------

TECHNOLOGY -- 2.9%
Hewlett - Packard                                         29,575     1,492,946
TriQuint Semiconductor*                                  261,350     1,732,751
--------------------------------------------------------------------------------
                                                                     3,225,697
--------------------------------------------------------------------------------

OTHER -- 2.7%
ABB Limited ADR+                                         101,800     2,931,840
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 1.8%
Shaw Group*                                               32,975     1,993,009
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 104,421,877
--------------------------------------------------------------------------------

INVESTMENT FUND -- 7.8%
BlackRock Institutional
Money Market Trust, 4.78% ** ^                         8,497,400  $   8,497,400
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 4.3%
BlackRock TempFund,
Institutional Shares, 4.83% ^                          4,749,549  $   4,749,549
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 107.6%
(Cost $105,206,941)                                               $ 117,668,826
LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.6%)                      (8,319,297)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 109,349,529
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2007, was $8,189,759.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of December 31, 2007.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Notes to Portfolios of Investments
December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

SECURITY VALUATION -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the advisor or sub-advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator or sub-administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the advisor, the administrator or sub-administrator notifies the advisor or sub-advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

The International Equity Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Fair Value Committee. The Fair Value Committee has also established a
"confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Committee is exceeded on a specific day, the Fund will value the non- U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------


The assets of the Strategic Value and High Income Fund consist of investments in underlying affiliated investment companies, which are valued at their respective net asset value per share.

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Fund are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Equity Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Equity Fund may enter into forward foreign currency contracts as hedges against specific transactions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Equity Fund realizes gains or losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for income tax purposes. As of December 31, 2007, the International Fund had the following forward foreign currency contract:

                                            INITIAL     MARKET   NET UNREALIZED
SETTLEMENT DATE             TO RECEIVE       VALUE       VALUE    DEPRECIATION
--------------------------------------------------------------------------------
CONTRACT TO BUY
             1/3/08          34,000 EUR    $  50,052   $  49,639  $       (413)

--------------------------------------------------------------------------------
EUR - Euro

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of December 31, 2007, the following Funds loaned securities and received collateral as follows:

                                                    FAIR VALUE OF     VALUE OF
                                                     SECURITIES      COLLATERAL
                                                       LOANED         RECEIVED
--------------------------------------------------------------------------------
Clover Core Fixed Income Fund                      $     902,490   $     931,725
Diversified Growth Fund                            $   9,625,136   $   9,957,591
Diversified Small Cap Value Fund                   $  10,404,823   $  10,851,104
Diversified Value Fund                             $  12,519,923   $  12,861,691
Family Heritage(R) Fund                            $  11,087,326   $  11,540,048
Healthcare and Biotechnology Fund                  $   4,247,275   $   4,447,264
Mid Cap Fund                                       $  62,630,871   $  66,671,468
Sands Capital Select Growth Fund                   $ 143,916,205   $ 148,123,487
Short Duration Fixed Income Fund                   $     965,334   $     970,000
Small Cap Fund                                     $   2,958,192   $   3,156,427
Small Cap Value Opportunities Fund                 $  12,333,927   $  13,503,775
Ultra Short Duration Fixed Income Fund             $   3,620,003   $   3,637,500
Value Opportunities Fund                           $   8,189,759   $   8,497,400

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are recorded on an accrual basis.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

DELAYED DELIVERY TRANSACTIONS -- The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Funds have sold a security on a delayed delivery basis, the Funds do not participate in future gains and losses with respect to the security.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Federal tax information -- As of December 31, 2007, the Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

                                                                                         NET UNREALIZED
                                            FEDERAL       UNREALIZED       UNREALIZED     APPRECIATION
                                           TAX COST      APPRECIATION     DEPRECIATION   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
Clover Core Fixed Income Fund            $  20,672,567   $     278,609   $    (178,270)   $     100,339
Diversified Growth Fund                  $ 114,913,021   $  20,470,802   $  (8,747,532)   $  11,723,270
Diversified Small Cap Value Fund         $ 150,196,292   $  16,958,402   $ (15,233,986)   $   1,724,416
Diversified Value Fund                   $ 159,151,144   $  26,058,231   $  (6,938,886)   $  19,119,345
Family Heritage(R) Fund                  $  75,422,671   $  21,314,135   $  (7,677,742)   $  13,636,393
Healthcare & Biotechnology Fund          $  55,390,055   $  12,054,000   $    (820,826)   $  11,233,174
International Equity Fund                $ 106,279,215   $  25,138,910   $  (7,847,204)   $  17,291,706
Mid Cap Fund                             $ 541,856,026   $  49,402,789   $ (21,485,847)   $  27,916,942
Pitcairn Taxable Bond Fund               $  36,113,635   $   1,468,550   $    (344,054)   $   1,124,496
Premium Yield Equity Fund                $  33,277,168   $     305,337   $    (573,804)   $    (268,467)
Sands Capital Select Growth Fund         $ 635,119,307   $ 168,385,977   $ (43,452,569)   $ 124,933,408
Short Duration Fixed Income Fund         $  57,157,842   $     231,885   $    (814,415)   $    (582,530)
Small Cap Fund                           $  55,780,769   $   1,086,230   $    (946,204)   $     140,026
Small Cap Value Opportunities Fund       $ 185,533,033   $  18,282,874   $ (14,651,493)   $   3,631,381
Strategic Value and High Income Fund     $   1,133,981   $       1,065   $    (201,547)   $    (200,482)
Tax-Exempt Bond Fund                     $  92,751,539   $   3,758,402   $    (681,388)   $   3,077,014
Ultra Short Duration Fixed Income Fund   $ 160,950,961   $     766,079   $    (804,700)   $     (38,621)
Value Opportunities Fund                 $ 105,237,389   $  15,181,520   $  (2,750,083)   $  12,431,437

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Funds Group Trust


By: /s/ Jill T. McGruder
    ------------------------
Name:  Jill T. McGruder
Title: President

Date:  February 21, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terrie A. Wiedenheft
    ------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller

Date:  February 21, 2008